Shareholder Report	12 Months Ended	44 Months Ended		67 Months Ended	84 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Charles Street Trust
Entity Central Index Key	0000354046
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
30% Allocation Fund
Shareholder Report [Line Items]
Fund Name	30% Allocation Fund
Class Name	30% Allocation Fund
Trading Symbol	FMWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about 30% Allocation Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
30% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 17.46%, driven higher by the growth-oriented communication services (+35%) and information technology (+29%) and sectors. Financials (+21%) and consumer discretionary (+18%) stocks also fared well, outpacing the broader index. On the other hand, more defensively-oriented segments of the equity market, including health care (-6%) and real estate (-2%) notably underperformed, along with materials (-1%) and consumer staples (+0.5%).
•Outside the U.S., stock market performance, on the whole, was quite strong, as measured by the 16.61% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in Canada (+25%), the U.K. (+18%) and Japan (+17%) led the way. Stock markets in the Europe ex U.K. (+15%) region were noteworthy as well, especially Germany (+26%) in terms of the more sizable index components. In contrast, Asia Pacific Ex Japan (+11%) lagged by comparison, largely due to the relatively poor-performing Australian market (+3%). In Europe, Switzerland (+9%) was another underperformer.
•Emerging-markets (+18%) also produced robust returns , particularly China and Taiwan (+31% each) - whereas on the other end of the spectrum, India (-11%) and Saudi Arabia (+1%) were unable to keep pace.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index was up a more modest 2.88%. Short-term (3 to 6 months) U.S. Treasurys handily topped their long-term (10+ years) counterparts. Meanwhile, investment-grade corporate bonds outpaced the broader index, as did commercial mortgage-backed securities and government agency bonds. Short-term bonds (+4.12%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index, performed a bit better.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 9, 2022 through September 30, 2025. Initial investment of $10,000. 30% Allocation Fund $10,000 $8,607 $9,200 $10,747 Moderate with Income Allocation Composite Index℠ $10,000 $8,614 $9,207 $10,752 Bloomberg U.S. Aggregate Bond Index $10,000 $8,824 $8,880 $9,908 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A 30% Allocation Fund 7.34% 4.00% Moderate with Income Allocation Composite Index℠ 7.43% 4.04% Bloomberg U.S. Aggregate Bond Index 2.88% 0.53% A From February 9, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 391,655	$ 391,655	$ 391,655	$ 391,655	$ 391,655
Holdings Count | shares	4	4	4	4	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$391,655
Number of Holdings	4
Total Advisory Fee	$0
Portfolio Turnover	9%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 21.2 Short-Term Funds 19.9 International Equity Funds 9.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 21.2 Short-Term Funds - 19.9 International Equity Funds - 9.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Bond Index Fund 49.8 Fidelity Total Market Index Fund 21.2 Fidelity Short-Term Bond Index Fund 19.9 Fidelity Total International Index Fund 9.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Moderate with Income Allocation Fund to 30% Allocation Fund during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Moderate with Income Allocation Fund to 30% Allocation Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
70% Allocation Fund
Shareholder Report [Line Items]
Fund Name	70% Allocation Fund
Class Name	70% Allocation Fund
Trading Symbol	FRGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about 70% Allocation Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
70% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 17.46%, driven higher by the growth-oriented communication services (+35%) and information technology (+29%) and sectors. Financials (+21%) and consumer discretionary (+18%) stocks also fared well, outpacing the broader index. On the other hand, more defensively-oriented segments of the equity market, including health care (-6%) and real estate (-2%) notably underperformed, along with materials (-1%) and consumer staples (+0.5%).
•Outside the U.S., stock market performance, on the whole, was quite strong, as measured by the 16.61% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in Canada (+25%), the U.K. (+18%) and Japan (+17%) led the way. Stock markets in the Europe ex U.K. (+15%) region were noteworthy as well, especially Germany (+26%) in terms of the more sizable index components. In contrast, Asia Pacific Ex Japan (+11%) lagged by comparison, largely due to the relatively poor-performing Australian market (+3%). In Europe, Switzerland (+9%) was another underperformer.
•Emerging-markets (+18%) also produced robust returns , particularly China and Taiwan (+31% each) - whereas on the other end of the spectrum, India (-11%) and Saudi Arabia (+1%) were unable to keep pace.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index was up a more modest 2.88%. Short-term (3 to 6 months) U.S. Treasurys handily topped their long-term (10+ years) counterparts. Meanwhile, investment-grade corporate bonds outpaced the broader index, as did commercial mortgage-backed securities and government agency bonds. Short-term bonds (+4.12%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index, performed a bit better.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 9, 2022 through September 30, 2025. Initial investment of $10,000. 70% Allocation Fund $10,000 $8,070 $9,245 $11,602 Growth Allocation Composite Index℠ $10,000 $8,072 $9,247 $11,611 S&P 500® Index $10,000 $7,900 $9,608 $13,101 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A 70% Allocation Fund 13.11% 7.75% Growth Allocation Composite Index℠ 13.03% 7.75% S&P 500® Index 17.60% 12.60% A From February 9, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,470,876	$ 1,470,876	$ 1,470,876	$ 1,470,876	$ 1,470,876
Holdings Count | shares	4	4	4	4	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,470,876
Number of Holdings	4
Total Advisory Fee	$0
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 49.2 Bond Funds 24.8 International Equity Funds 21.1 Short-Term Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 49.2 Bond Funds - 24.8 International Equity Funds - 21.1 Short-Term Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Total Market Index Fund 49.2 Fidelity U.S. Bond Index Fund 24.8 Fidelity Total International Index Fund 21.1 Fidelity Short-Term Bond Index Fund 4.9 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Growth Allocation Fund to 70% Allocation Fund during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Growth Allocation Fund to 70% Allocation Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Multi-Asset Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity® Sustainable Multi-Asset Fund
Trading Symbol	FYMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Multi-Asset Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from shifting U.S. tariff policies.
•Against this backdrop, U.S. equities (+17%) and non-U.S. equities (+15%) were the top-performing asset classes the past 12 months.
•Conversely, long-term U.S. Treasurys (-3%) produced a negative return. Other fixed-income asset classes, including short-term debt securities (+2%), U.S. investment-grade bonds (+3%) and U.S. Treasury inflation-protected securities (+4%) had a low single-digit gain.
•The fund's performance relative to its composite index was boosted by active asset allocation positioning, especially an underweight in U.S. investment-grade bonds and an overweight in non-U.S. equities. That said, a larger-than-index exposure to U.S. Treasury inflation-protected securities detracted.
•In terms of investment performance, the fund's holdings in U.S. equities detracted from its relative result. Most notable was an investment in Fidelity Sustainable U.S. Equity ETF (+12.53%), which trailed its benchmark, the MSCI USA IMI Selection Index (+15.62%).
•In contrast, non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+11.08%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+8.71%).

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through September 30, 2025. Initial investment of $10,000. Fidelity® Sustainable Multi-Asset Fund $10,000 $7,800 $8,885 $11,218 Fidelity Sustainable Multi-Asset Composite Index℠ $10,000 $7,960 $9,174 $11,577 S&P 500® Index $10,000 $8,045 $9,784 $13,341 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Multi-Asset Fund 11.82% 6.43% Fidelity Sustainable Multi-Asset Composite Index℠ 11.88% 7.37% S&P 500® Index 17.60% 13.18% A From February 10, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 45,372,783	$ 45,372,783	$ 45,372,783	$ 45,372,783	$ 45,372,783
Holdings Count | shares	9	9	9	9	9
Advisory Fees Paid, Amount	$ 33,752
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$45,372,783
Number of Holdings	9
Total Advisory Fee	$33,752
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 35.2 Bond Funds 23.6 Short-Term Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.0 International Equity Funds - 35.2 Bond Funds - 23.6 Short-Term Funds - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 29.5 Fidelity Sustainable International Equity Fund 14.7 Fidelity International Sustainability Index Fund 13.7 Fidelity Sustainable Core Plus Bond Fund 12.8 Fidelity Sustainable U.S. Equity ETF 10.5 Fidelity Sustainable Emerging Markets Equity Fund 6.8 Fidelity Inflation-Protected Bond Index Fund 6.5 Fidelity Long-Term Treasury Bond Index Fund 4.3 Fidelity Sustainable Low Duration Bond Fund 1.2 100.0
Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class M
Trading Symbol	FYMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from shifting U.S. tariff policies.
•Against this backdrop, U.S. equities (+17%) and non-U.S. equities (+15%) were the top-performing asset classes the past 12 months.
•Conversely, long-term U.S. Treasurys (-3%) produced a negative return. Other fixed-income asset classes, including short-term debt securities (+2%), U.S. investment-grade bonds (+3%) and U.S. Treasury inflation-protected securities (+4%) had a low single-digit gain.
•The fund's performance relative to its composite index was boosted by active asset allocation positioning, especially an underweight in U.S. investment-grade bonds and an overweight in non-U.S. equities. That said, a larger-than-index exposure to U.S. Treasury inflation-protected securities detracted.
•In terms of investment performance, the fund's holdings in U.S. equities detracted from its relative result. Most notable was an investment in Fidelity Sustainable U.S. Equity ETF (+12.53%), which trailed its benchmark, the MSCI USA IMI Selection Index (+15.62%).
•In contrast, non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+11.08%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+8.71%).

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $7,498 $8,507 $10,681 Fidelity Sustainable Multi-Asset Composite Index℠ $10,000 $7,960 $9,174 $11,577 S&P 500® Index $10,000 $8,045 $9,784 $13,341 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 7.40% 4.87% Class M (without 3.50% sales charge) 11.30% 5.90% Fidelity Sustainable Multi-Asset Composite Index℠ 11.88% 7.37% S&P 500® Index 17.60% 13.18% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 45,372,783	$ 45,372,783	$ 45,372,783	$ 45,372,783	$ 45,372,783
Holdings Count | shares	9	9	9	9	9
Advisory Fees Paid, Amount	$ 33,752
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$45,372,783
Number of Holdings	9
Total Advisory Fee	$33,752
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 35.2 Bond Funds 23.6 Short-Term Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.0 International Equity Funds - 35.2 Bond Funds - 23.6 Short-Term Funds - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 29.5 Fidelity Sustainable International Equity Fund 14.7 Fidelity International Sustainability Index Fund 13.7 Fidelity Sustainable Core Plus Bond Fund 12.8 Fidelity Sustainable U.S. Equity ETF 10.5 Fidelity Sustainable Emerging Markets Equity Fund 6.8 Fidelity Inflation-Protected Bond Index Fund 6.5 Fidelity Long-Term Treasury Bond Index Fund 4.3 Fidelity Sustainable Low Duration Bond Fund 1.2 100.0
Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class I
Trading Symbol	FYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from shifting U.S. tariff policies.
•Against this backdrop, U.S. equities (+17%) and non-U.S. equities (+15%) were the top-performing asset classes the past 12 months.
•Conversely, long-term U.S. Treasurys (-3%) produced a negative return. Other fixed-income asset classes, including short-term debt securities (+2%), U.S. investment-grade bonds (+3%) and U.S. Treasury inflation-protected securities (+4%) had a low single-digit gain.
•The fund's performance relative to its composite index was boosted by active asset allocation positioning, especially an underweight in U.S. investment-grade bonds and an overweight in non-U.S. equities. That said, a larger-than-index exposure to U.S. Treasury inflation-protected securities detracted.
•In terms of investment performance, the fund's holdings in U.S. equities detracted from its relative result. Most notable was an investment in Fidelity Sustainable U.S. Equity ETF (+12.53%), which trailed its benchmark, the MSCI USA IMI Selection Index (+15.62%).
•In contrast, non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+11.08%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+8.71%).

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through September 30, 2025. Initial investment of $10,000. Class I $10,000 $7,800 $8,885 $11,218 Fidelity Sustainable Multi-Asset Composite Index℠ $10,000 $7,960 $9,174 $11,577 S&P 500® Index $10,000 $8,045 $9,784 $13,341 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 11.81% 6.42% Fidelity Sustainable Multi-Asset Composite Index℠ 11.88% 7.37% S&P 500® Index 17.60% 13.18% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 45,372,783	$ 45,372,783	$ 45,372,783	$ 45,372,783	$ 45,372,783
Holdings Count | shares	9	9	9	9	9
Advisory Fees Paid, Amount	$ 33,752
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$45,372,783
Number of Holdings	9
Total Advisory Fee	$33,752
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 35.2 Bond Funds 23.6 Short-Term Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.0 International Equity Funds - 35.2 Bond Funds - 23.6 Short-Term Funds - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 29.5 Fidelity Sustainable International Equity Fund 14.7 Fidelity International Sustainability Index Fund 13.7 Fidelity Sustainable Core Plus Bond Fund 12.8 Fidelity Sustainable U.S. Equity ETF 10.5 Fidelity Sustainable Emerging Markets Equity Fund 6.8 Fidelity Inflation-Protected Bond Index Fund 6.5 Fidelity Long-Term Treasury Bond Index Fund 4.3 Fidelity Sustainable Low Duration Bond Fund 1.2 100.0
Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class C
Trading Symbol	FYMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from shifting U.S. tariff policies.
•Against this backdrop, U.S. equities (+17%) and non-U.S. equities (+15%) were the top-performing asset classes the past 12 months.
•Conversely, long-term U.S. Treasurys (-3%) produced a negative return. Other fixed-income asset classes, including short-term debt securities (+2%), U.S. investment-grade bonds (+3%) and U.S. Treasury inflation-protected securities (+4%) had a low single-digit gain.
•The fund's performance relative to its composite index was boosted by active asset allocation positioning, especially an underweight in U.S. investment-grade bonds and an overweight in non-U.S. equities. That said, a larger-than-index exposure to U.S. Treasury inflation-protected securities detracted.
•In terms of investment performance, the fund's holdings in U.S. equities detracted from its relative result. Most notable was an investment in Fidelity Sustainable U.S. Equity ETF (+12.53%), which trailed its benchmark, the MSCI USA IMI Selection Index (+15.62%).
•In contrast, non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+11.08%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+8.71%).

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through September 30, 2025. Initial investment of $10,000. Class C $10,000 $7,750 $8,742 $10,928 Fidelity Sustainable Multi-Asset Composite Index℠ $10,000 $7,960 $9,174 $11,577 S&P 500® Index $10,000 $8,045 $9,784 $13,341 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 9.63% 5.35% Class C 10.63% 5.35% Fidelity Sustainable Multi-Asset Composite Index℠ 11.88% 7.37% S&P 500® Index 17.60% 13.18% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 45,372,783	$ 45,372,783	$ 45,372,783	$ 45,372,783	$ 45,372,783
Holdings Count | shares	9	9	9	9	9
Advisory Fees Paid, Amount	$ 33,752
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$45,372,783
Number of Holdings	9
Total Advisory Fee	$33,752
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 35.2 Bond Funds 23.6 Short-Term Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.0 International Equity Funds - 35.2 Bond Funds - 23.6 Short-Term Funds - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 29.5 Fidelity Sustainable International Equity Fund 14.7 Fidelity International Sustainability Index Fund 13.7 Fidelity Sustainable Core Plus Bond Fund 12.8 Fidelity Sustainable U.S. Equity ETF 10.5 Fidelity Sustainable Emerging Markets Equity Fund 6.8 Fidelity Inflation-Protected Bond Index Fund 6.5 Fidelity Long-Term Treasury Bond Index Fund 4.3 Fidelity Sustainable Low Duration Bond Fund 1.2 100.0
Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class A
Trading Symbol	FYMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from shifting U.S. tariff policies.
•Against this backdrop, U.S. equities (+17%) and non-U.S. equities (+15%) were the top-performing asset classes the past 12 months.
•Conversely, long-term U.S. Treasurys (-3%) produced a negative return. Other fixed-income asset classes, including short-term debt securities (+2%), U.S. investment-grade bonds (+3%) and U.S. Treasury inflation-protected securities (+4%) had a low single-digit gain.
•The fund's performance relative to its composite index was boosted by active asset allocation positioning, especially an underweight in U.S. investment-grade bonds and an overweight in non-U.S. equities. That said, a larger-than-index exposure to U.S. Treasury inflation-protected securities detracted.
•In terms of investment performance, the fund's holdings in U.S. equities detracted from its relative result. Most notable was an investment in Fidelity Sustainable U.S. Equity ETF (+12.53%), which trailed its benchmark, the MSCI USA IMI Selection Index (+15.62%).
•In contrast, non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+11.08%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+8.71%).

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $7,342 $8,337 $10,501 Fidelity Sustainable Multi-Asset Composite Index℠ $10,000 $7,960 $9,174 $11,577 S&P 500® Index $10,000 $8,045 $9,784 $13,341 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 5.14% 4.44% Class A (without 5.75% sales charge) 11.56% 6.16% Fidelity Sustainable Multi-Asset Composite Index℠ 11.88% 7.37% S&P 500® Index 17.60% 13.18% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 45,372,783	$ 45,372,783	$ 45,372,783	$ 45,372,783	$ 45,372,783
Holdings Count | shares	9	9	9	9	9
Advisory Fees Paid, Amount	$ 33,752
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$45,372,783
Number of Holdings	9
Total Advisory Fee	$33,752
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 35.2 Bond Funds 23.6 Short-Term Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.0 International Equity Funds - 35.2 Bond Funds - 23.6 Short-Term Funds - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 29.5 Fidelity Sustainable International Equity Fund 14.7 Fidelity International Sustainability Index Fund 13.7 Fidelity Sustainable Core Plus Bond Fund 12.8 Fidelity Sustainable U.S. Equity ETF 10.5 Fidelity Sustainable Emerging Markets Equity Fund 6.8 Fidelity Inflation-Protected Bond Index Fund 6.5 Fidelity Long-Term Treasury Bond Index Fund 4.3 Fidelity Sustainable Low Duration Bond Fund 1.2 100.0
Fidelity Health Savings Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Health Savings Index Fund
Class Name	Fidelity® Health Savings Index Fund
Trading Symbol	FHSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Health Savings Index Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Index Fund	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, the fund's asset class positioning substantially contributed to performance versus the Composite index, whereas security selection hurt.
•The fund's core equity allocation strategy aided relative performance, propelled by outsized exposure to international developed- and emerging-markets stocks in particular. Meanwhile, equal-weight positioning among U.S. equities detracted versus the Composite index. A small allocation to commodities did not have a material impact on relative performance the past year.
•The fund's fixed-income positioning notably boosted performance compared with the index as well. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous.
•In terms of security selection, the fund's international developed-markets holdings modestly pressured relative performance. Other asset classes within the portfolio did not have a material impact on relative performance this year.
•In December 2024, the fund's strategic allocation model was changed. More specifically, target weights for commodities, short-term bonds and cash were added, whereas allocations to long-term U.S. Treasurys and emerging-markets debt were removed.
•As of September 30, the fund was overweight both international developed- and emerging-markets equities, while maintaining a modest underweight U.S. stocks. Exposure to investment-grade bonds remained below the portfolio's target weighting, while short-term bonds/cash were slightly above their combined target weighting. The allocation to international investment-grade bonds shifted from roughly neutral during the period, to a slight underweight by September 30.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 2, 2020 through September 30, 2025. Initial investment of $10,000. Fidelity® Health Savings Index Fund $10,000 $10,458 $11,293 $9,462 $9,963 $11,703 Fidelity Health Savings Composite Index℠ $10,000 $10,435 $11,259 $9,770 $10,487 $12,194 Fidelity Health Savings Extended Composite Index℠ $10,000 $10,428 $11,209 $9,389 $10,016 $11,755 Bloomberg U.S. Aggregate Bond Index $10,000 $10,278 $10,186 $8,699 $8,755 $9,768 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Health Savings Index Fund 8.34% 3.93% 4.34% Fidelity Health Savings Composite Index℠ 7.85% 4.74% 5.03% Fidelity Health Savings Extended Composite Index℠ 7.61% 3.94% 4.30% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 0.09% A From March 2, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 30,703,679	$ 30,703,679	$ 30,703,679	$ 30,703,679	$ 30,703,679
Holdings Count | shares	10	10	10	10	10
Advisory Fees Paid, Amount	$ 28,727
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$30,703,679
Number of Holdings	10
Total Advisory Fee	$28,727
Portfolio Turnover	54%

Holdings [Text Block]	Bonds 51.2 Equities 39.9 Short-Term Investments and Net Other Assets (Liabilities) 8.9 ASSET ALLOCATION (% of Fund's net assets) Bonds - 51.2 Equities - 39.9 Short-Term Investments and Net Other Assets (Liabilities) - 8.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Bond Index Fund 20.6 Fidelity Total Market Index Fund 17.2 Fidelity International Bond Index Fund 15.0 Fidelity International Index Fund 12.1 Fidelity Short-Term Bond Index Fund 10.0 Fidelity Emerging Markets Index Fund 7.1 Fidelity Inflation-Protected Bond Index Fund 5.2 Fidelity Commodity Strategy Central Fund 3.5 iShares iBoxx $ High Yield Corporate Bond ETF 0.4 91.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Health Savings Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Health Savings Fund
Class Name	Fidelity® Health Savings Fund
Trading Symbol	FHLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Fund	$ 46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, the fund's asset class positioning substantially contributed to performance versus the Composite index, while security selection helped more modestly.
•The fund's core equity allocation strategy aided relative performance, propelled by outsized exposure to international developed- and emerging-markets stocks in particular. Meanwhile, equal-weight positioning among U.S. equities detracted versus the Composite index. A small allocation to commodities did not have a material impact on relative performance the past year.
•The fund's fixed-income positioning notably boosted performance compared with the index as well. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•In December 2024, the fund's strategic allocation model was changed. More specifically, target weights for commodities, short-term bonds and cash were added, whereas allocations to long-term U.S. Treasurys and emerging-markets debt were removed.
•As of September 30, the fund was overweight both international developed- and emerging-markets equities, and modestly underweight U.S. stocks. Exposure to investment-grade bonds remained below the portfolio's target weighting, while short-term bonds/cash were slightly above their combined target weighting. The fund was marginally underweighted in international investment-grade bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 2, 2020 through September 30, 2025. Initial investment of $10,000. Fidelity® Health Savings Fund $10,000 $10,541 $11,469 $9,637 $10,153 $11,881 Fidelity Health Savings Composite Index℠ $10,000 $10,435 $11,259 $9,770 $10,487 $12,194 Fidelity Health Savings Extended Composite Index℠ $10,000 $10,428 $11,209 $9,389 $10,016 $11,755 Bloomberg U.S. Aggregate Bond Index $10,000 $10,278 $10,186 $8,699 $8,755 $9,768 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Health Savings Fund 8.37% 4.08% 4.63% Fidelity Health Savings Composite Index℠ 7.85% 4.74% 5.03% Fidelity Health Savings Extended Composite Index℠ 7.61% 3.94% 4.30% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 0.09% A From March 2, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 66,548,260	$ 66,548,260	$ 66,548,260	$ 66,548,260	$ 66,548,260
Holdings Count | shares	15	15	15	15	15
Advisory Fees Paid, Amount	$ 232,398
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$66,548,260
Number of Holdings	15
Total Advisory Fee	$232,398
Portfolio Turnover	54%

Holdings [Text Block]	Common Stocks 32.5 Fixed-Income Funds 30.1 Bonds 21.7 Domestic Equity Funds 6.9 Preferred Stocks 0.0 Options 0.0 Alternative Funds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 8.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 32.5 Fixed-Income Funds - 30.1 Bonds - 21.7 Domestic Equity Funds - 6.9 Preferred Stocks - 0.0 Options - 0.0 Alternative Funds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity International Bond Index Fund 15.0 Fidelity Short-Term Bond Fund 10.0 US Treasury Notes 8.0 Fidelity Inflation-Protected Bond Index Fund 5.1 Fidelity Commodity Strategy Central Fund 3.5 US Treasury Bonds 2.4 NVIDIA Corp 1.3 Fidelity Enhanced Small Cap ETF 1.2 Taiwan Semiconductor Manufacturing Co Ltd 1.2 Microsoft Corp 1.1 48.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Health Savings Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Health Savings Fund
Class Name	Fidelity® Health Savings Fund Class K
Trading Symbol	FHLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, the fund's asset class positioning substantially contributed to performance versus the Composite index, while security selection helped more modestly.
•The fund's core equity allocation strategy aided relative performance, propelled by outsized exposure to international developed- and emerging-markets stocks in particular. Meanwhile, equal-weight positioning among U.S. equities detracted versus the Composite index. A small allocation to commodities did not have a material impact on relative performance the past year.
•The fund's fixed-income positioning notably boosted performance compared with the index as well. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•In December 2024, the fund's strategic allocation model was changed. More specifically, target weights for commodities, short-term bonds and cash were added, whereas allocations to long-term U.S. Treasurys and emerging-markets debt were removed.
•As of September 30, the fund was overweight both international developed- and emerging-markets equities, and modestly underweight U.S. stocks. Exposure to investment-grade bonds remained below the portfolio's target weighting, while short-term bonds/cash were slightly above their combined target weighting. The fund was marginally underweighted in international investment-grade bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 2, 2020 through September 30, 2025. Initial investment of $10,000. Class K $10,000 $10,545 $11,485 $9,662 $10,180 $11,930 Fidelity Health Savings Composite Index℠ $10,000 $10,435 $11,259 $9,770 $10,487 $12,194 Fidelity Health Savings Extended Composite Index℠ $10,000 $10,428 $11,209 $9,389 $10,016 $11,755 Bloomberg U.S. Aggregate Bond Index $10,000 $10,278 $10,186 $8,699 $8,755 $9,768 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 8.48% 4.18% 4.73% Fidelity Health Savings Composite Index℠ 7.85% 4.74% 5.03% Fidelity Health Savings Extended Composite Index℠ 7.61% 3.94% 4.30% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 0.09% A From March 2, 2020 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 66,548,260	$ 66,548,260	$ 66,548,260	$ 66,548,260	$ 66,548,260
Holdings Count | shares	15	15	15	15	15
Advisory Fees Paid, Amount	$ 232,398
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$66,548,260
Number of Holdings	15
Total Advisory Fee	$232,398
Portfolio Turnover	54%

Holdings [Text Block]	Common Stocks 32.5 Fixed-Income Funds 30.1 Bonds 21.7 Domestic Equity Funds 6.9 Preferred Stocks 0.0 Options 0.0 Alternative Funds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 8.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 32.5 Fixed-Income Funds - 30.1 Bonds - 21.7 Domestic Equity Funds - 6.9 Preferred Stocks - 0.0 Options - 0.0 Alternative Funds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity International Bond Index Fund 15.0 Fidelity Short-Term Bond Fund 10.0 US Treasury Notes 8.0 Fidelity Inflation-Protected Bond Index Fund 5.1 Fidelity Commodity Strategy Central Fund 3.5 US Treasury Bonds 2.4 NVIDIA Corp 1.3 Fidelity Enhanced Small Cap ETF 1.2 Taiwan Semiconductor Manufacturing Co Ltd 1.2 Microsoft Corp 1.1 48.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 85%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Asset Manager® 85%
Trading Symbol	FAMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 85%	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity Asset Manager® 85% $10,000 $11,192 $13,118 $14,510 $14,540 $16,494 $20,947 $16,597 $19,288 $24,541 $28,162 Fidelity Asset Manager 85% Composite Index℠ $10,000 $11,219 $13,020 $14,409 $14,868 $16,505 $20,598 $16,587 $19,503 $25,007 $28,791 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 85% 14.76% 11.29% 10.91% Fidelity Asset Manager 85% Composite Index℠ 15.13% 11.77% 11.15% S&P 500® Index 17.60% 16.47% 15.30% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793
Holdings Count | shares	29	29	29	29	29
Advisory Fees Paid, Amount	$ 26,094,138
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,368,833,793
Number of Holdings	29
Total Advisory Fee	$26,094,138
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.2 AAA 0.5 AA 0.2 A 0.6 BBB 1.5 BB 0.6 B 1.2 CCC,CC,C 0.4 D 0.0 Not Rated 1.0 Equities 85.8 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.2 AAA - 0.5 AA - 0.2 A - 0.6 BBB - 1.5 BB - 0.6 B - 1.2 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.0 Equities - 85.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.5 Financials 16.1 Industrials 9.7 Consumer Discretionary 7.6 Communication Services 7.3 Health Care 5.9 Consumer Staples 3.4 Materials 3.1 Energy 2.7 Utilities 1.7 Real Estate 1.2 Equities 85.8 Bonds 12.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Equities - 85.8 Bonds - 12.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 4.4 NVIDIA Corp 3.6 Fidelity Enhanced Small Cap ETF 3.5 Microsoft Corp 3.2 Fidelity Blue Chip Growth ETF 2.9 Apple Inc 2.8 Alphabet Inc Class A 2.3 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Amazon.com Inc 1.7 Fidelity Fundamental Small-Mid Cap ETF 1.4 27.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 85% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class Z
Trading Symbol	FIQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,054 $11,412 $14,506 $11,502 $13,379 $17,039 $19,571 Fidelity Asset Manager 85% Composite Index℠ $10,000 $10,338 $11,477 $14,322 $11,533 $13,561 $17,388 $20,019 S&P 500® Index $10,000 $10,391 $11,965 $15,556 $13,149 $15,991 $21,804 $25,641 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 14.86% 11.39% 10.07% Fidelity Asset Manager 85% Composite Index℠ 15.13% 11.77% 10.42% S&P 500® Index 17.60% 16.47% 14.40% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793
Holdings Count | shares	29	29	29	29	29
Advisory Fees Paid, Amount	$ 26,094,138
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,368,833,793
Number of Holdings	29
Total Advisory Fee	$26,094,138
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.2 AAA 0.5 AA 0.2 A 0.6 BBB 1.5 BB 0.6 B 1.2 CCC,CC,C 0.4 D 0.0 Not Rated 1.0 Equities 85.8 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.2 AAA - 0.5 AA - 0.2 A - 0.6 BBB - 1.5 BB - 0.6 B - 1.2 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.0 Equities - 85.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.5 Financials 16.1 Industrials 9.7 Consumer Discretionary 7.6 Communication Services 7.3 Health Care 5.9 Consumer Staples 3.4 Materials 3.1 Energy 2.7 Utilities 1.7 Real Estate 1.2 Equities 85.8 Bonds 12.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Equities - 85.8 Bonds - 12.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 4.4 NVIDIA Corp 3.6 Fidelity Enhanced Small Cap ETF 3.5 Microsoft Corp 3.2 Fidelity Blue Chip Growth ETF 2.9 Apple Inc 2.8 Alphabet Inc Class A 2.3 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Amazon.com Inc 1.7 Fidelity Fundamental Small-Mid Cap ETF 1.4 27.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 85% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class M
Trading Symbol	FEYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 121	1.13%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,742 $12,519 $13,764 $13,715 $15,472 $19,541 $15,397 $17,803 $22,530 $25,711 Fidelity Asset Manager 85% Composite Index℠ $10,000 $11,219 $13,020 $14,409 $14,868 $16,505 $20,598 $16,587 $19,503 $25,007 $28,791 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 10.12% 9.91% 9.90% Class M (without 3.50% sales charge) 14.12% 10.69% 10.30% Fidelity Asset Manager 85% Composite Index℠ 15.13% 11.77% 11.15% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793
Holdings Count | shares	29	29	29	29	29
Advisory Fees Paid, Amount	$ 26,094,138
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,368,833,793
Number of Holdings	29
Total Advisory Fee	$26,094,138
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.2 AAA 0.5 AA 0.2 A 0.6 BBB 1.5 BB 0.6 B 1.2 CCC,CC,C 0.4 D 0.0 Not Rated 1.0 Equities 85.8 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.2 AAA - 0.5 AA - 0.2 A - 0.6 BBB - 1.5 BB - 0.6 B - 1.2 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.0 Equities - 85.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.5 Financials 16.1 Industrials 9.7 Consumer Discretionary 7.6 Communication Services 7.3 Health Care 5.9 Consumer Staples 3.4 Materials 3.1 Energy 2.7 Utilities 1.7 Real Estate 1.2 Equities 85.8 Bonds 12.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Equities - 85.8 Bonds - 12.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 4.4 NVIDIA Corp 3.6 Fidelity Enhanced Small Cap ETF 3.5 Microsoft Corp 3.2 Fidelity Blue Chip Growth ETF 2.9 Apple Inc 2.8 Alphabet Inc Class A 2.3 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Amazon.com Inc 1.7 Fidelity Fundamental Small-Mid Cap ETF 1.4 27.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 85% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class I
Trading Symbol	FEYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class I $10,000 $11,193 $13,113 $14,500 $14,522 $16,468 $20,904 $16,561 $19,242 $24,475 $28,076 Fidelity Asset Manager 85% Composite Index℠ $10,000 $11,219 $13,020 $14,409 $14,868 $16,505 $20,598 $16,587 $19,503 $25,007 $28,791 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 14.71% 11.26% 10.87% Fidelity Asset Manager 85% Composite Index℠ 15.13% 11.77% 11.15% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793
Holdings Count | shares	29	29	29	29	29
Advisory Fees Paid, Amount	$ 26,094,138
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,368,833,793
Number of Holdings	29
Total Advisory Fee	$26,094,138
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.2 AAA 0.5 AA 0.2 A 0.6 BBB 1.5 BB 0.6 B 1.2 CCC,CC,C 0.4 D 0.0 Not Rated 1.0 Equities 85.8 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.2 AAA - 0.5 AA - 0.2 A - 0.6 BBB - 1.5 BB - 0.6 B - 1.2 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.0 Equities - 85.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.5 Financials 16.1 Industrials 9.7 Consumer Discretionary 7.6 Communication Services 7.3 Health Care 5.9 Consumer Staples 3.4 Materials 3.1 Energy 2.7 Utilities 1.7 Real Estate 1.2 Equities 85.8 Bonds 12.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Equities - 85.8 Bonds - 12.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 4.4 NVIDIA Corp 3.6 Fidelity Enhanced Small Cap ETF 3.5 Microsoft Corp 3.2 Fidelity Blue Chip Growth ETF 2.9 Apple Inc 2.8 Alphabet Inc Class A 2.3 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Amazon.com Inc 1.7 Fidelity Fundamental Small-Mid Cap ETF 1.4 27.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 85% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class C
Trading Symbol	FEYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 174	1.63%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class C $10,000 $11,080 $12,846 $14,068 $13,944 $15,652 $19,667 $15,417 $17,729 $22,485 $25,736 Fidelity Asset Manager 85% Composite Index℠ $10,000 $11,219 $13,020 $14,409 $14,868 $16,505 $20,598 $16,587 $19,503 $25,007 $28,791 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 12.59% 10.13% 9.91% Class C 13.59% 10.13% 9.91% Fidelity Asset Manager 85% Composite Index℠ 15.13% 11.77% 11.15% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793
Holdings Count | shares	29	29	29	29	29
Advisory Fees Paid, Amount	$ 26,094,138
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,368,833,793
Number of Holdings	29
Total Advisory Fee	$26,094,138
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.2 AAA 0.5 AA 0.2 A 0.6 BBB 1.5 BB 0.6 B 1.2 CCC,CC,C 0.4 D 0.0 Not Rated 1.0 Equities 85.8 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.2 AAA - 0.5 AA - 0.2 A - 0.6 BBB - 1.5 BB - 0.6 B - 1.2 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.0 Equities - 85.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.5 Financials 16.1 Industrials 9.7 Consumer Discretionary 7.6 Communication Services 7.3 Health Care 5.9 Consumer Staples 3.4 Materials 3.1 Energy 2.7 Utilities 1.7 Real Estate 1.2 Equities 85.8 Bonds 12.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Equities - 85.8 Bonds - 12.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 4.4 NVIDIA Corp 3.6 Fidelity Enhanced Small Cap ETF 3.5 Microsoft Corp 3.2 Fidelity Blue Chip Growth ETF 2.9 Apple Inc 2.8 Alphabet Inc Class A 2.3 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Amazon.com Inc 1.7 Fidelity Fundamental Small-Mid Cap ETF 1.4 27.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 85% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class A
Trading Symbol	FEYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,520 $12,291 $13,556 $13,541 $15,316 $19,388 $15,316 $17,758 $22,521 $25,777 Fidelity Asset Manager 85% Composite Index℠ $10,000 $11,219 $13,020 $14,409 $14,868 $16,505 $20,598 $16,587 $19,503 $25,007 $28,791 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 7.88% 9.67% 9.93% Class A (without 5.75% sales charge) 14.46% 10.97% 10.58% Fidelity Asset Manager 85% Composite Index℠ 15.13% 11.77% 11.15% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793	$ 5,368,833,793
Holdings Count | shares	29	29	29	29	29
Advisory Fees Paid, Amount	$ 26,094,138
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,368,833,793
Number of Holdings	29
Total Advisory Fee	$26,094,138
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.2 AAA 0.5 AA 0.2 A 0.6 BBB 1.5 BB 0.6 B 1.2 CCC,CC,C 0.4 D 0.0 Not Rated 1.0 Equities 85.8 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.2 AAA - 0.5 AA - 0.2 A - 0.6 BBB - 1.5 BB - 0.6 B - 1.2 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.0 Equities - 85.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.5 Financials 16.1 Industrials 9.7 Consumer Discretionary 7.6 Communication Services 7.3 Health Care 5.9 Consumer Staples 3.4 Materials 3.1 Energy 2.7 Utilities 1.7 Real Estate 1.2 Equities 85.8 Bonds 12.2 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Equities - 85.8 Bonds - 12.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 4.4 NVIDIA Corp 3.6 Fidelity Enhanced Small Cap ETF 3.5 Microsoft Corp 3.2 Fidelity Blue Chip Growth ETF 2.9 Apple Inc 2.8 Alphabet Inc Class A 2.3 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Amazon.com Inc 1.7 Fidelity Fundamental Small-Mid Cap ETF 1.4 27.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 70%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Asset Manager® 70%
Trading Symbol	FASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 70%	$ 62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity Asset Manager® 70% $10,000 $11,097 $12,678 $13,765 $13,973 $15,670 $19,178 $15,537 $17,628 $21,870 $24,658 Fidelity Asset Manager 70% Composite Index℠ $10,000 $11,074 $12,528 $13,605 $14,175 $15,627 $18,750 $15,402 $17,672 $22,060 $24,931 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 70% 12.75% 9.49% 9.45% Fidelity Asset Manager 70% Composite Index℠ 13.01% 9.79% 9.57% S&P 500® Index 17.60% 16.47% 15.30% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159
Holdings Count | shares	28	28	28	28	28
Advisory Fees Paid, Amount	$ 39,010,467
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$7,543,014,159
Number of Holdings	28
Total Advisory Fee	$39,010,467
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.5 AAA 1.3 AA 0.2 A 1.3 BBB 3.1 BB 0.9 B 1.2 CCC,CC,C 0.4 D 0.0 Not Rated 1.5 Equities 74.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.5 AAA - 1.3 AA - 0.2 A - 1.3 BBB - 3.1 BB - 0.9 B - 1.2 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.5 Equities - 74.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.0 Financials 15.6 Industrials 8.6 Communication Services 6.8 Consumer Discretionary 6.6 Health Care 4.9 Consumer Staples 2.8 Materials 2.8 Energy 2.2 Utilities 1.5 Real Estate 1.2 Equities 74.3 Bonds 22.4 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.3 Bonds - 22.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.2 Fidelity Enhanced Small Cap ETF 3.2 NVIDIA Corp 3.1 Microsoft Corp 2.7 Fidelity Blue Chip Growth ETF 2.6 Apple Inc 2.4 US Treasury Bonds 2.1 Alphabet Inc Class A 2.0 Taiwan Semiconductor Manufacturing Co Ltd 1.6 Amazon.com Inc 1.4 29.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 70% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class Z
Trading Symbol	FIQBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,178 $11,420 $13,988 $11,339 $12,878 $15,989 $18,039 Fidelity Asset Manager 70% Composite Index℠ $10,000 $10,435 $11,504 $13,803 $11,338 $13,009 $16,240 $18,353 S&P 500® Index $10,000 $10,391 $11,965 $15,556 $13,149 $15,991 $21,804 $25,641 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 12.82% 9.57% 8.79% Fidelity Asset Manager 70% Composite Index℠ 13.01% 9.79% 9.06% S&P 500® Index 17.60% 16.47% 14.40% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159
Holdings Count | shares	28	28	28	28	28
Advisory Fees Paid, Amount	$ 39,010,467
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$7,543,014,159
Number of Holdings	28
Total Advisory Fee	$39,010,467
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.5 AAA 1.3 AA 0.2 A 1.3 BBB 3.1 BB 0.9 B 1.2 CCC,CC,C 0.4 D 0.0 Not Rated 1.5 Equities 74.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.5 AAA - 1.3 AA - 0.2 A - 1.3 BBB - 3.1 BB - 0.9 B - 1.2 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.5 Equities - 74.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.0 Financials 15.6 Industrials 8.6 Communication Services 6.8 Consumer Discretionary 6.6 Health Care 4.9 Consumer Staples 2.8 Materials 2.8 Energy 2.2 Utilities 1.5 Real Estate 1.2 Equities 74.3 Bonds 22.4 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.3 Bonds - 22.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.2 Fidelity Enhanced Small Cap ETF 3.2 NVIDIA Corp 3.1 Microsoft Corp 2.7 Fidelity Blue Chip Growth ETF 2.6 Apple Inc 2.4 US Treasury Bonds 2.1 Alphabet Inc Class A 2.0 Taiwan Semiconductor Manufacturing Co Ltd 1.6 Amazon.com Inc 1.4 29.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 70% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class M
Trading Symbol	FTASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,645 $12,096 $13,062 $13,180 $14,704 $17,896 $14,416 $16,270 $20,079 $22,519 Fidelity Asset Manager 70% Composite Index℠ $10,000 $11,074 $12,528 $13,605 $14,175 $15,627 $18,750 $15,402 $17,672 $22,060 $24,931 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 8.22% 8.13% 8.46% Class M (without 3.50% sales charge) 12.15% 8.90% 8.84% Fidelity Asset Manager 70% Composite Index℠ 13.01% 9.79% 9.57% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159
Holdings Count | shares	28	28	28	28	28
Advisory Fees Paid, Amount	$ 39,010,467
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$7,543,014,159
Number of Holdings	28
Total Advisory Fee	$39,010,467
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.5 AAA 1.3 AA 0.2 A 1.3 BBB 3.1 BB 0.9 B 1.2 CCC,CC,C 0.4 D 0.0 Not Rated 1.5 Equities 74.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.5 AAA - 1.3 AA - 0.2 A - 1.3 BBB - 3.1 BB - 0.9 B - 1.2 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.5 Equities - 74.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.0 Financials 15.6 Industrials 8.6 Communication Services 6.8 Consumer Discretionary 6.6 Health Care 4.9 Consumer Staples 2.8 Materials 2.8 Energy 2.2 Utilities 1.5 Real Estate 1.2 Equities 74.3 Bonds 22.4 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.3 Bonds - 22.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.2 Fidelity Enhanced Small Cap ETF 3.2 NVIDIA Corp 3.1 Microsoft Corp 2.7 Fidelity Blue Chip Growth ETF 2.6 Apple Inc 2.4 US Treasury Bonds 2.1 Alphabet Inc Class A 2.0 Taiwan Semiconductor Manufacturing Co Ltd 1.6 Amazon.com Inc 1.4 29.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 70% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class I
Trading Symbol	FAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class I $10,000 $11,092 $12,669 $13,750 $13,951 $15,645 $19,144 $15,501 $17,583 $21,808 $24,581 Fidelity Asset Manager 70% Composite Index℠ $10,000 $11,074 $12,528 $13,605 $14,175 $15,627 $18,750 $15,402 $17,672 $22,060 $24,931 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 12.72% 9.46% 9.41% Fidelity Asset Manager 70% Composite Index℠ 13.01% 9.79% 9.57% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159
Holdings Count | shares	28	28	28	28	28
Advisory Fees Paid, Amount	$ 39,010,467
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$7,543,014,159
Number of Holdings	28
Total Advisory Fee	$39,010,467
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.5 AAA 1.3 AA 0.2 A 1.3 BBB 3.1 BB 0.9 B 1.2 CCC,CC,C 0.4 D 0.0 Not Rated 1.5 Equities 74.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.5 AAA - 1.3 AA - 0.2 A - 1.3 BBB - 3.1 BB - 0.9 B - 1.2 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.5 Equities - 74.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.0 Financials 15.6 Industrials 8.6 Communication Services 6.8 Consumer Discretionary 6.6 Health Care 4.9 Consumer Staples 2.8 Materials 2.8 Energy 2.2 Utilities 1.5 Real Estate 1.2 Equities 74.3 Bonds 22.4 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.3 Bonds - 22.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.2 Fidelity Enhanced Small Cap ETF 3.2 NVIDIA Corp 3.1 Microsoft Corp 2.7 Fidelity Blue Chip Growth ETF 2.6 Apple Inc 2.4 US Treasury Bonds 2.1 Alphabet Inc Class A 2.0 Taiwan Semiconductor Manufacturing Co Ltd 1.6 Amazon.com Inc 1.4 29.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 70% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class C
Trading Symbol	FCASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.63%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class C $10,000 $10,978 $12,406 $13,331 $13,387 $14,856 $17,994 $14,423 $16,191 $20,034 $22,521 Fidelity Asset Manager 70% Composite Index℠ $10,000 $11,074 $12,528 $13,605 $14,175 $15,627 $18,750 $15,402 $17,672 $22,060 $24,931 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 10.59% 8.35% 8.46% Class C 11.59% 8.35% 8.46% Fidelity Asset Manager 70% Composite Index℠ 13.01% 9.79% 9.57% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159
Holdings Count | shares	28	28	28	28	28
Advisory Fees Paid, Amount	$ 39,010,467
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$7,543,014,159
Number of Holdings	28
Total Advisory Fee	$39,010,467
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.5 AAA 1.3 AA 0.2 A 1.3 BBB 3.1 BB 0.9 B 1.2 CCC,CC,C 0.4 D 0.0 Not Rated 1.5 Equities 74.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.5 AAA - 1.3 AA - 0.2 A - 1.3 BBB - 3.1 BB - 0.9 B - 1.2 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.5 Equities - 74.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.0 Financials 15.6 Industrials 8.6 Communication Services 6.8 Consumer Discretionary 6.6 Health Care 4.9 Consumer Staples 2.8 Materials 2.8 Energy 2.2 Utilities 1.5 Real Estate 1.2 Equities 74.3 Bonds 22.4 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.3 Bonds - 22.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.2 Fidelity Enhanced Small Cap ETF 3.2 NVIDIA Corp 3.1 Microsoft Corp 2.7 Fidelity Blue Chip Growth ETF 2.6 Apple Inc 2.4 US Treasury Bonds 2.1 Alphabet Inc Class A 2.0 Taiwan Semiconductor Manufacturing Co Ltd 1.6 Amazon.com Inc 1.4 29.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 70% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class A
Trading Symbol	FAASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,421 $11,869 $12,855 $13,004 $14,539 $17,736 $14,326 $16,206 $20,054 $22,543 Fidelity Asset Manager 70% Composite Index℠ $10,000 $11,074 $12,528 $13,605 $14,175 $15,627 $18,750 $15,402 $17,672 $22,060 $24,931 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 5.95% 7.88% 8.47% Class A (without 5.75% sales charge) 12.41% 9.17% 9.11% Fidelity Asset Manager 70% Composite Index℠ 13.01% 9.79% 9.57% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159	$ 7,543,014,159
Holdings Count | shares	28	28	28	28	28
Advisory Fees Paid, Amount	$ 39,010,467
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$7,543,014,159
Number of Holdings	28
Total Advisory Fee	$39,010,467
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.5 AAA 1.3 AA 0.2 A 1.3 BBB 3.1 BB 0.9 B 1.2 CCC,CC,C 0.4 D 0.0 Not Rated 1.5 Equities 74.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.5 AAA - 1.3 AA - 0.2 A - 1.3 BBB - 3.1 BB - 0.9 B - 1.2 CCC,CC,C - 0.4 D - 0.0 Not Rated - 1.5 Equities - 74.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.0 Financials 15.6 Industrials 8.6 Communication Services 6.8 Consumer Discretionary 6.6 Health Care 4.9 Consumer Staples 2.8 Materials 2.8 Energy 2.2 Utilities 1.5 Real Estate 1.2 Equities 74.3 Bonds 22.4 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.3 Bonds - 22.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.2 Fidelity Enhanced Small Cap ETF 3.2 NVIDIA Corp 3.1 Microsoft Corp 2.7 Fidelity Blue Chip Growth ETF 2.6 Apple Inc 2.4 US Treasury Bonds 2.1 Alphabet Inc Class A 2.0 Taiwan Semiconductor Manufacturing Co Ltd 1.6 Amazon.com Inc 1.4 29.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 60%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Asset Manager® 60%
Trading Symbol	FSANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 60%	$ 63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity Asset Manager® 60% $10,000 $11,031 $12,376 $13,264 $13,609 $15,174 $18,100 $14,806 $16,491 $20,170 $22,451 Fidelity Asset Manager 60% Composite Index℠ $10,000 $10,995 $12,225 $13,104 $13,771 $15,134 $17,682 $14,633 $16,490 $20,254 $22,594 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 60% 11.31% 8.15% 8.42% Fidelity Asset Manager 60% Composite Index℠ 11.55% 8.34% 8.49% S&P 500® Index 17.60% 16.47% 15.30% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931
Holdings Count | shares	30	30	30	30	30
Advisory Fees Paid, Amount	$ 24,623,714
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,684,410,931
Number of Holdings	30
Total Advisory Fee	$24,623,714
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.9 AAA 1.9 AA 0.2 A 2.2 BBB 4.6 BB 1.1 B 1.3 CCC,CC,C 0.4 D 0.0 Not Rated 2.1 Equities 64.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.9 AAA - 1.9 AA - 0.2 A - 2.2 BBB - 4.6 BB - 1.1 B - 1.3 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.1 Equities - 64.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.8 Financials 14.5 Industrials 7.5 Communication Services 6.0 Consumer Discretionary 5.9 Health Care 4.9 Consumer Staples 2.5 Materials 2.5 Energy 2.5 Utilities 1.5 Real Estate 1.4 Equities 64.9 Bonds 32.7 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 64.9 Bonds - 32.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.0 US Treasury Bonds 3.2 Fidelity Enhanced Small Cap ETF 2.7 NVIDIA Corp 2.7 Microsoft Corp 2.3 Fidelity Blue Chip Growth ETF 2.2 Apple Inc 2.1 Alphabet Inc Class A 1.7 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Amazon.com Inc 1.2 31.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 60% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class Z
Trading Symbol	FIQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,286 $11,468 $13,687 $11,201 $12,496 $15,296 $17,034 Fidelity Asset Manager 60% Composite Index℠ $10,000 $10,523 $11,565 $13,512 $11,181 $12,601 $15,477 $17,265 S&P 500® Index $10,000 $10,391 $11,965 $15,556 $13,149 $15,991 $21,804 $25,641 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 11.37% 8.23% 7.91% Fidelity Asset Manager 60% Composite Index℠ 11.55% 8.34% 8.11% S&P 500® Index 17.60% 16.47% 14.40% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931
Holdings Count | shares	30	30	30	30	30
Advisory Fees Paid, Amount	$ 24,623,714
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,684,410,931
Number of Holdings	30
Total Advisory Fee	$24,623,714
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.9 AAA 1.9 AA 0.2 A 2.2 BBB 4.6 BB 1.1 B 1.3 CCC,CC,C 0.4 D 0.0 Not Rated 2.1 Equities 64.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.9 AAA - 1.9 AA - 0.2 A - 2.2 BBB - 4.6 BB - 1.1 B - 1.3 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.1 Equities - 64.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.8 Financials 14.5 Industrials 7.5 Communication Services 6.0 Consumer Discretionary 5.9 Health Care 4.9 Consumer Staples 2.5 Materials 2.5 Energy 2.5 Utilities 1.5 Real Estate 1.4 Equities 64.9 Bonds 32.7 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 64.9 Bonds - 32.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.0 US Treasury Bonds 3.2 Fidelity Enhanced Small Cap ETF 2.7 NVIDIA Corp 2.7 Microsoft Corp 2.3 Fidelity Blue Chip Growth ETF 2.2 Apple Inc 2.1 Alphabet Inc Class A 1.7 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Amazon.com Inc 1.2 31.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 60% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class M
Trading Symbol	FSATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,585 $11,811 $12,591 $12,844 $14,234 $16,891 $13,737 $15,220 $18,517 $20,502 Fidelity Asset Manager 60% Composite Index℠ $10,000 $10,995 $12,225 $13,104 $13,771 $15,134 $17,682 $14,633 $16,490 $20,254 $22,594 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 6.84% 6.81% 7.44% Class M (without 3.50% sales charge) 10.72% 7.57% 7.83% Fidelity Asset Manager 60% Composite Index℠ 11.55% 8.34% 8.49% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931
Holdings Count | shares	30	30	30	30	30
Advisory Fees Paid, Amount	$ 24,623,714
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,684,410,931
Number of Holdings	30
Total Advisory Fee	$24,623,714
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.9 AAA 1.9 AA 0.2 A 2.2 BBB 4.6 BB 1.1 B 1.3 CCC,CC,C 0.4 D 0.0 Not Rated 2.1 Equities 64.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.9 AAA - 1.9 AA - 0.2 A - 2.2 BBB - 4.6 BB - 1.1 B - 1.3 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.1 Equities - 64.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.8 Financials 14.5 Industrials 7.5 Communication Services 6.0 Consumer Discretionary 5.9 Health Care 4.9 Consumer Staples 2.5 Materials 2.5 Energy 2.5 Utilities 1.5 Real Estate 1.4 Equities 64.9 Bonds 32.7 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 64.9 Bonds - 32.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.0 US Treasury Bonds 3.2 Fidelity Enhanced Small Cap ETF 2.7 NVIDIA Corp 2.7 Microsoft Corp 2.3 Fidelity Blue Chip Growth ETF 2.2 Apple Inc 2.1 Alphabet Inc Class A 1.7 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Amazon.com Inc 1.2 31.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 60% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class I
Trading Symbol	FSNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class I $10,000 $11,037 $12,379 $13,260 $13,599 $15,155 $18,065 $14,765 $16,447 $20,104 $22,367 Fidelity Asset Manager 60% Composite Index℠ $10,000 $10,995 $12,225 $13,104 $13,771 $15,134 $17,682 $14,633 $16,490 $20,254 $22,594 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 11.26% 8.10% 8.38% Fidelity Asset Manager 60% Composite Index℠ 11.55% 8.34% 8.49% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931
Holdings Count | shares	30	30	30	30	30
Advisory Fees Paid, Amount	$ 24,623,714
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,684,410,931
Number of Holdings	30
Total Advisory Fee	$24,623,714
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.9 AAA 1.9 AA 0.2 A 2.2 BBB 4.6 BB 1.1 B 1.3 CCC,CC,C 0.4 D 0.0 Not Rated 2.1 Equities 64.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.9 AAA - 1.9 AA - 0.2 A - 2.2 BBB - 4.6 BB - 1.1 B - 1.3 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.1 Equities - 64.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.8 Financials 14.5 Industrials 7.5 Communication Services 6.0 Consumer Discretionary 5.9 Health Care 4.9 Consumer Staples 2.5 Materials 2.5 Energy 2.5 Utilities 1.5 Real Estate 1.4 Equities 64.9 Bonds 32.7 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 64.9 Bonds - 32.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.0 US Treasury Bonds 3.2 Fidelity Enhanced Small Cap ETF 2.7 NVIDIA Corp 2.7 Microsoft Corp 2.3 Fidelity Blue Chip Growth ETF 2.2 Apple Inc 2.1 Alphabet Inc Class A 1.7 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Amazon.com Inc 1.2 31.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 60% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class C
Trading Symbol	FSCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.64%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class C $10,000 $10,927 $12,122 $12,861 $13,050 $14,393 $16,987 $13,735 $15,150 $18,476 $20,506 Fidelity Asset Manager 60% Composite Index℠ $10,000 $10,995 $12,225 $13,104 $13,771 $15,134 $17,682 $14,633 $16,490 $20,254 $22,594 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 9.13% 7.00% 7.45% Class C 10.13% 7.00% 7.45% Fidelity Asset Manager 60% Composite Index℠ 11.55% 8.34% 8.49% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931
Holdings Count | shares	30	30	30	30	30
Advisory Fees Paid, Amount	$ 24,623,714
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,684,410,931
Number of Holdings	30
Total Advisory Fee	$24,623,714
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.9 AAA 1.9 AA 0.2 A 2.2 BBB 4.6 BB 1.1 B 1.3 CCC,CC,C 0.4 D 0.0 Not Rated 2.1 Equities 64.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.9 AAA - 1.9 AA - 0.2 A - 2.2 BBB - 4.6 BB - 1.1 B - 1.3 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.1 Equities - 64.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.8 Financials 14.5 Industrials 7.5 Communication Services 6.0 Consumer Discretionary 5.9 Health Care 4.9 Consumer Staples 2.5 Materials 2.5 Energy 2.5 Utilities 1.5 Real Estate 1.4 Equities 64.9 Bonds 32.7 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 64.9 Bonds - 32.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.0 US Treasury Bonds 3.2 Fidelity Enhanced Small Cap ETF 2.7 NVIDIA Corp 2.7 Microsoft Corp 2.3 Fidelity Blue Chip Growth ETF 2.2 Apple Inc 2.1 Alphabet Inc Class A 1.7 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Amazon.com Inc 1.2 31.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 60% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class A
Trading Symbol	FSAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,377 $11,608 $12,397 $12,674 $14,085 $16,747 $13,655 $15,169 $18,499 $20,532 Fidelity Asset Manager 60% Composite Index℠ $10,000 $10,995 $12,225 $13,104 $13,771 $15,134 $17,682 $14,633 $16,490 $20,254 $22,594 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 4.61% 6.56% 7.46% Class A (without 5.75% sales charge) 10.99% 7.83% 8.10% Fidelity Asset Manager 60% Composite Index℠ 11.55% 8.34% 8.49% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931	$ 4,684,410,931
Holdings Count | shares	30	30	30	30	30
Advisory Fees Paid, Amount	$ 24,623,714
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,684,410,931
Number of Holdings	30
Total Advisory Fee	$24,623,714
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.9 AAA 1.9 AA 0.2 A 2.2 BBB 4.6 BB 1.1 B 1.3 CCC,CC,C 0.4 D 0.0 Not Rated 2.1 Equities 64.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.9 AAA - 1.9 AA - 0.2 A - 2.2 BBB - 4.6 BB - 1.1 B - 1.3 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.1 Equities - 64.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.8 Financials 14.5 Industrials 7.5 Communication Services 6.0 Consumer Discretionary 5.9 Health Care 4.9 Consumer Staples 2.5 Materials 2.5 Energy 2.5 Utilities 1.5 Real Estate 1.4 Equities 64.9 Bonds 32.7 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 64.9 Bonds - 32.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.0 US Treasury Bonds 3.2 Fidelity Enhanced Small Cap ETF 2.7 NVIDIA Corp 2.7 Microsoft Corp 2.3 Fidelity Blue Chip Growth ETF 2.2 Apple Inc 2.1 Alphabet Inc Class A 1.7 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Amazon.com Inc 1.2 31.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 50%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Asset Manager® 50%
Trading Symbol	FASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 50%	$ 53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity Asset Manager® 50% $10,000 $10,956 $12,079 $12,809 $13,241 $14,632 $17,026 $14,168 $15,527 $18,689 $20,567 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,888 $11,902 $12,608 $13,310 $14,535 $16,541 $13,905 $15,421 $18,586 $20,479 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 50% 10.04% 7.05% 7.48% Fidelity Asset Manager 50% Composite Index℠ 10.19% 7.10% 7.43% S&P 500® Index 17.60% 16.47% 15.30% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815
Holdings Count | shares	31	31	31	31	31
Advisory Fees Paid, Amount	$ 46,012,421
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$9,969,968,815
Number of Holdings	31
Total Advisory Fee	$46,012,421
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 2.1 AA 0.3 A 2.3 BBB 5.7 BB 1.2 B 1.4 CCC,CC,C 0.4 D 0.0 Not Rated 2.4 Equities 57.7 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 2.1 AA - 0.3 A - 2.3 BBB - 5.7 BB - 1.2 B - 1.4 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.4 Equities - 57.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 57.7 Bonds 37.9 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.7 Bonds - 37.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.0 US Treasury Bonds 3.8 Fidelity Enhanced Small Cap ETF 2.5 NVIDIA Corp 2.5 Microsoft Corp 2.1 Fidelity Blue Chip Growth ETF 2.1 Apple Inc 1.9 Alphabet Inc Class A 1.5 Fannie Mae Mortgage pass-thru certificates 1.3 Freddie Mac Gold Pool 1.1 32.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 50% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class Z
Trading Symbol	FIKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,361 $11,456 $13,338 $11,109 $12,188 $14,676 $16,170 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,568 $11,540 $13,133 $11,040 $12,244 $14,757 $16,260 S&P 500® Index $10,000 $10,391 $11,965 $15,556 $13,149 $15,991 $21,804 $25,641 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 10.18% 7.14% 7.11% Fidelity Asset Manager 50% Composite Index℠ 10.19% 7.10% 7.19% S&P 500® Index 17.60% 16.47% 14.40% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815
Holdings Count | shares	31	31	31	31	31
Advisory Fees Paid, Amount	$ 46,012,421
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$9,969,968,815
Number of Holdings	31
Total Advisory Fee	$46,012,421
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 2.1 AA 0.3 A 2.3 BBB 5.7 BB 1.2 B 1.4 CCC,CC,C 0.4 D 0.0 Not Rated 2.4 Equities 57.7 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 2.1 AA - 0.3 A - 2.3 BBB - 5.7 BB - 1.2 B - 1.4 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.4 Equities - 57.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 57.7 Bonds 37.9 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.7 Bonds - 37.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.0 US Treasury Bonds 3.8 Fidelity Enhanced Small Cap ETF 2.5 NVIDIA Corp 2.5 Microsoft Corp 2.1 Fidelity Blue Chip Growth ETF 2.1 Apple Inc 1.9 Alphabet Inc Class A 1.5 Fannie Mae Mortgage pass-thru certificates 1.3 Freddie Mac Gold Pool 1.1 32.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 50% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class M
Trading Symbol	FFTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,515 $11,521 $12,153 $12,494 $13,731 $15,884 $13,155 $14,343 $17,160 $18,789 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,888 $11,902 $12,608 $13,310 $14,535 $16,541 $13,905 $15,421 $18,586 $20,479 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 5.66% 5.72% 6.51% Class M (without 3.50% sales charge) 9.49% 6.47% 6.89% Fidelity Asset Manager 50% Composite Index℠ 10.19% 7.10% 7.43% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815
Holdings Count | shares	31	31	31	31	31
Advisory Fees Paid, Amount	$ 46,012,421
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$9,969,968,815
Number of Holdings	31
Total Advisory Fee	$46,012,421
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 2.1 AA 0.3 A 2.3 BBB 5.7 BB 1.2 B 1.4 CCC,CC,C 0.4 D 0.0 Not Rated 2.4 Equities 57.7 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 2.1 AA - 0.3 A - 2.3 BBB - 5.7 BB - 1.2 B - 1.4 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.4 Equities - 57.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 57.7 Bonds 37.9 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.7 Bonds - 37.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.0 US Treasury Bonds 3.8 Fidelity Enhanced Small Cap ETF 2.5 NVIDIA Corp 2.5 Microsoft Corp 2.1 Fidelity Blue Chip Growth ETF 2.1 Apple Inc 1.9 Alphabet Inc Class A 1.5 Fannie Mae Mortgage pass-thru certificates 1.3 Freddie Mac Gold Pool 1.1 32.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 50% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class I
Trading Symbol	FFIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class I $10,000 $10,953 $12,067 $12,793 $13,220 $14,606 $16,987 $14,134 $15,494 $18,634 $20,505 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,888 $11,902 $12,608 $13,310 $14,535 $16,541 $13,905 $15,421 $18,586 $20,479 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 10.04% 7.02% 7.45% Fidelity Asset Manager 50% Composite Index℠ 10.19% 7.10% 7.43% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815
Holdings Count | shares	31	31	31	31	31
Advisory Fees Paid, Amount	$ 46,012,421
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$9,969,968,815
Number of Holdings	31
Total Advisory Fee	$46,012,421
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 2.1 AA 0.3 A 2.3 BBB 5.7 BB 1.2 B 1.4 CCC,CC,C 0.4 D 0.0 Not Rated 2.4 Equities 57.7 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 2.1 AA - 0.3 A - 2.3 BBB - 5.7 BB - 1.2 B - 1.4 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.4 Equities - 57.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 57.7 Bonds 37.9 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.7 Bonds - 37.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.0 US Treasury Bonds 3.8 Fidelity Enhanced Small Cap ETF 2.5 NVIDIA Corp 2.5 Microsoft Corp 2.1 Fidelity Blue Chip Growth ETF 2.1 Apple Inc 1.9 Alphabet Inc Class A 1.5 Fannie Mae Mortgage pass-thru certificates 1.3 Freddie Mac Gold Pool 1.1 32.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 50% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class C
Trading Symbol	FFCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 161	1.54%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class C $10,000 $10,842 $11,825 $12,409 $12,688 $13,878 $15,976 $13,159 $14,274 $17,123 $18,792 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,888 $11,902 $12,608 $13,310 $14,535 $16,541 $13,905 $15,421 $18,586 $20,479 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 7.92% 5.93% 6.51% Class C 8.92% 5.93% 6.51% Fidelity Asset Manager 50% Composite Index℠ 10.19% 7.10% 7.43% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815
Holdings Count | shares	31	31	31	31	31
Advisory Fees Paid, Amount	$ 46,012,421
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$9,969,968,815
Number of Holdings	31
Total Advisory Fee	$46,012,421
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 2.1 AA 0.3 A 2.3 BBB 5.7 BB 1.2 B 1.4 CCC,CC,C 0.4 D 0.0 Not Rated 2.4 Equities 57.7 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 2.1 AA - 0.3 A - 2.3 BBB - 5.7 BB - 1.2 B - 1.4 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.4 Equities - 57.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 57.7 Bonds 37.9 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.7 Bonds - 37.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.0 US Treasury Bonds 3.8 Fidelity Enhanced Small Cap ETF 2.5 NVIDIA Corp 2.5 Microsoft Corp 2.1 Fidelity Blue Chip Growth ETF 2.1 Apple Inc 1.9 Alphabet Inc Class A 1.5 Fannie Mae Mortgage pass-thru certificates 1.3 Freddie Mac Gold Pool 1.1 32.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 50% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class A
Trading Symbol	FFAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,291 $11,310 $11,959 $12,326 $13,577 $15,749 $13,068 $14,283 $17,134 $18,804 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,888 $11,902 $12,608 $13,310 $14,535 $16,541 $13,905 $15,421 $18,586 $20,479 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 3.43% 5.47% 6.52% Class A (without 5.75% sales charge) 9.74% 6.73% 7.15% Fidelity Asset Manager 50% Composite Index℠ 10.19% 7.10% 7.43% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815	$ 9,969,968,815
Holdings Count | shares	31	31	31	31	31
Advisory Fees Paid, Amount	$ 46,012,421
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$9,969,968,815
Number of Holdings	31
Total Advisory Fee	$46,012,421
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 2.1 AA 0.3 A 2.3 BBB 5.7 BB 1.2 B 1.4 CCC,CC,C 0.4 D 0.0 Not Rated 2.4 Equities 57.7 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 2.1 AA - 0.3 A - 2.3 BBB - 5.7 BB - 1.2 B - 1.4 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.4 Equities - 57.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 57.7 Bonds 37.9 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.7 Bonds - 37.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.0 US Treasury Bonds 3.8 Fidelity Enhanced Small Cap ETF 2.5 NVIDIA Corp 2.5 Microsoft Corp 2.1 Fidelity Blue Chip Growth ETF 2.1 Apple Inc 1.9 Alphabet Inc Class A 1.5 Fannie Mae Mortgage pass-thru certificates 1.3 Freddie Mac Gold Pool 1.1 32.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 40%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Asset Manager® 40%
Trading Symbol	FFANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 40%	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity Asset Manager® 40% $10,000 $10,876 $11,784 $12,367 $12,891 $14,103 $15,990 $13,558 $14,636 $17,305 $18,822 Fidelity Asset Manager 40% Composite Index℠ $10,000 $10,781 $11,585 $12,127 $12,858 $13,943 $15,452 $13,191 $14,394 $17,021 $18,524 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 40% 8.77% 5.94% 6.53% Fidelity Asset Manager 40% Composite Index℠ 8.83% 5.85% 6.36% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364
Holdings Count | shares	26	26	26	26	26
Advisory Fees Paid, Amount	$ 10,451,023
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,414,831,364
Number of Holdings	26
Total Advisory Fee	$10,451,023
Portfolio Turnover	27%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.2 AAA 2.6 AA 0.5 A 2.7 BBB 6.4 BB 1.2 B 1.5 CCC,CC,C 0.4 D 0.0 Not Rated 2.6 Equities 48.3 Short-Term Investments and Net Other Assets (Liabilities) 8.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.2 AAA - 2.6 AA - 0.5 A - 2.7 BBB - 6.4 BB - 1.2 B - 1.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.6 Equities - 48.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 48.3 Bonds 43.1 Short-Term Investments and Net Other Assets (Liabilities) 8.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 48.3 Bonds - 43.1 Short-Term Investments and Net Other Assets (Liabilities) - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.9 US Treasury Bonds 4.4 Fidelity Enhanced Small Cap ETF 2.0 NVIDIA Corp 2.0 Microsoft Corp 1.7 Fidelity Blue Chip Growth ETF 1.7 Apple Inc 1.6 Fannie Mae Mortgage pass-thru certificates 1.5 Freddie Mac Gold Pool 1.3 Alphabet Inc Class A 1.3 33.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 40% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class Z
Trading Symbol	FIKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,434 $11,420 $12,961 $10,996 $11,864 $14,034 $15,271 Fidelity Asset Manager 40% Composite Index℠ $10,000 $10,611 $11,506 $12,752 $10,886 $11,879 $14,047 $15,286 Bloomberg U.S. Aggregate Bond Index $10,000 $11,027 $11,797 $11,692 $9,985 $10,049 $11,212 $11,535 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 8.81% 5.98% 6.23% Fidelity Asset Manager 40% Composite Index℠ 8.83% 5.85% 6.25% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 2.06% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364
Holdings Count | shares	26	26	26	26	26
Advisory Fees Paid, Amount	$ 10,451,023
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,414,831,364
Number of Holdings	26
Total Advisory Fee	$10,451,023
Portfolio Turnover	27%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.2 AAA 2.6 AA 0.5 A 2.7 BBB 6.4 BB 1.2 B 1.5 CCC,CC,C 0.4 D 0.0 Not Rated 2.6 Equities 48.3 Short-Term Investments and Net Other Assets (Liabilities) 8.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.2 AAA - 2.6 AA - 0.5 A - 2.7 BBB - 6.4 BB - 1.2 B - 1.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.6 Equities - 48.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 48.3 Bonds 43.1 Short-Term Investments and Net Other Assets (Liabilities) 8.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 48.3 Bonds - 43.1 Short-Term Investments and Net Other Assets (Liabilities) - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.9 US Treasury Bonds 4.4 Fidelity Enhanced Small Cap ETF 2.0 NVIDIA Corp 2.0 Microsoft Corp 1.7 Fidelity Blue Chip Growth ETF 1.7 Apple Inc 1.6 Fannie Mae Mortgage pass-thru certificates 1.5 Freddie Mac Gold Pool 1.3 Alphabet Inc Class A 1.3 33.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 40% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class M
Trading Symbol	FFNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,434 $11,242 $11,731 $12,154 $13,224 $14,916 $12,585 $13,501 $15,883 $17,174 Fidelity Asset Manager 40% Composite Index℠ $10,000 $10,781 $11,585 $12,127 $12,858 $13,943 $15,452 $13,191 $14,394 $17,021 $18,524 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 4.34% 4.62% 5.56% Class M (without 3.50% sales charge) 8.13% 5.37% 5.93% Fidelity Asset Manager 40% Composite Index℠ 8.83% 5.85% 6.36% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364
Holdings Count | shares	26	26	26	26	26
Advisory Fees Paid, Amount	$ 10,451,023
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,414,831,364
Number of Holdings	26
Total Advisory Fee	$10,451,023
Portfolio Turnover	27%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.2 AAA 2.6 AA 0.5 A 2.7 BBB 6.4 BB 1.2 B 1.5 CCC,CC,C 0.4 D 0.0 Not Rated 2.6 Equities 48.3 Short-Term Investments and Net Other Assets (Liabilities) 8.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.2 AAA - 2.6 AA - 0.5 A - 2.7 BBB - 6.4 BB - 1.2 B - 1.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.6 Equities - 48.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 48.3 Bonds 43.1 Short-Term Investments and Net Other Assets (Liabilities) 8.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 48.3 Bonds - 43.1 Short-Term Investments and Net Other Assets (Liabilities) - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.9 US Treasury Bonds 4.4 Fidelity Enhanced Small Cap ETF 2.0 NVIDIA Corp 2.0 Microsoft Corp 1.7 Fidelity Blue Chip Growth ETF 1.7 Apple Inc 1.6 Fannie Mae Mortgage pass-thru certificates 1.5 Freddie Mac Gold Pool 1.3 Alphabet Inc Class A 1.3 33.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 40% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class I
Trading Symbol	FFNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class I $10,000 $10,867 $11,772 $12,350 $12,866 $14,069 $15,957 $13,525 $14,578 $17,232 $18,735 Fidelity Asset Manager 40% Composite Index℠ $10,000 $10,781 $11,585 $12,127 $12,858 $13,943 $15,452 $13,191 $14,394 $17,021 $18,524 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 8.72% 5.90% 6.48% Fidelity Asset Manager 40% Composite Index℠ 8.83% 5.85% 6.36% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364
Holdings Count | shares	26	26	26	26	26
Advisory Fees Paid, Amount	$ 10,451,023
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,414,831,364
Number of Holdings	26
Total Advisory Fee	$10,451,023
Portfolio Turnover	27%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.2 AAA 2.6 AA 0.5 A 2.7 BBB 6.4 BB 1.2 B 1.5 CCC,CC,C 0.4 D 0.0 Not Rated 2.6 Equities 48.3 Short-Term Investments and Net Other Assets (Liabilities) 8.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.2 AAA - 2.6 AA - 0.5 A - 2.7 BBB - 6.4 BB - 1.2 B - 1.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.6 Equities - 48.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 48.3 Bonds 43.1 Short-Term Investments and Net Other Assets (Liabilities) 8.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 48.3 Bonds - 43.1 Short-Term Investments and Net Other Assets (Liabilities) - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.9 US Treasury Bonds 4.4 Fidelity Enhanced Small Cap ETF 2.0 NVIDIA Corp 2.0 Microsoft Corp 1.7 Fidelity Blue Chip Growth ETF 1.7 Apple Inc 1.6 Fannie Mae Mortgage pass-thru certificates 1.5 Freddie Mac Gold Pool 1.3 Alphabet Inc Class A 1.3 33.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 40% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class C
Trading Symbol	FFNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 155	1.50%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class C $10,000 $10,762 $11,533 $11,967 $12,340 $13,358 $14,994 $12,584 $13,427 $15,829 $17,172 Fidelity Asset Manager 40% Composite Index℠ $10,000 $10,781 $11,585 $12,127 $12,858 $13,943 $15,452 $13,191 $14,394 $17,021 $18,524 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 6.68% 4.84% 5.56% Class C 7.68% 4.84% 5.56% Fidelity Asset Manager 40% Composite Index℠ 8.83% 5.85% 6.36% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364
Holdings Count | shares	26	26	26	26	26
Advisory Fees Paid, Amount	$ 10,451,023
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,414,831,364
Number of Holdings	26
Total Advisory Fee	$10,451,023
Portfolio Turnover	27%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.2 AAA 2.6 AA 0.5 A 2.7 BBB 6.4 BB 1.2 B 1.5 CCC,CC,C 0.4 D 0.0 Not Rated 2.6 Equities 48.3 Short-Term Investments and Net Other Assets (Liabilities) 8.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.2 AAA - 2.6 AA - 0.5 A - 2.7 BBB - 6.4 BB - 1.2 B - 1.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.6 Equities - 48.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 48.3 Bonds 43.1 Short-Term Investments and Net Other Assets (Liabilities) 8.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 48.3 Bonds - 43.1 Short-Term Investments and Net Other Assets (Liabilities) - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.9 US Treasury Bonds 4.4 Fidelity Enhanced Small Cap ETF 2.0 NVIDIA Corp 2.0 Microsoft Corp 1.7 Fidelity Blue Chip Growth ETF 1.7 Apple Inc 1.6 Fannie Mae Mortgage pass-thru certificates 1.5 Freddie Mac Gold Pool 1.3 Alphabet Inc Class A 1.3 33.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 40% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class A
Trading Symbol	FFNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,220 $11,038 $11,548 $11,999 $13,086 $14,795 $12,507 $13,457 $15,864 $17,210 Fidelity Asset Manager 40% Composite Index℠ $10,000 $10,781 $11,585 $12,127 $12,858 $13,943 $15,452 $13,191 $14,394 $17,021 $18,524 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 2.25% 4.39% 5.58% Class A (without 5.75% sales charge) 8.48% 5.63% 6.21% Fidelity Asset Manager 40% Composite Index℠ 8.83% 5.85% 6.36% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364	$ 2,414,831,364
Holdings Count | shares	26	26	26	26	26
Advisory Fees Paid, Amount	$ 10,451,023
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,414,831,364
Number of Holdings	26
Total Advisory Fee	$10,451,023
Portfolio Turnover	27%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.2 AAA 2.6 AA 0.5 A 2.7 BBB 6.4 BB 1.2 B 1.5 CCC,CC,C 0.4 D 0.0 Not Rated 2.6 Equities 48.3 Short-Term Investments and Net Other Assets (Liabilities) 8.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.2 AAA - 2.6 AA - 0.5 A - 2.7 BBB - 6.4 BB - 1.2 B - 1.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.6 Equities - 48.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 48.3 Bonds 43.1 Short-Term Investments and Net Other Assets (Liabilities) 8.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 48.3 Bonds - 43.1 Short-Term Investments and Net Other Assets (Liabilities) - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.9 US Treasury Bonds 4.4 Fidelity Enhanced Small Cap ETF 2.0 NVIDIA Corp 2.0 Microsoft Corp 1.7 Fidelity Blue Chip Growth ETF 1.7 Apple Inc 1.6 Fannie Mae Mortgage pass-thru certificates 1.5 Freddie Mac Gold Pool 1.3 Alphabet Inc Class A 1.3 33.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 30%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Asset Manager® 30%
Trading Symbol	FTANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 30%	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity Asset Manager® 30% $10,000 $10,794 $11,475 $11,906 $12,486 $13,491 $14,898 $12,856 $13,636 $15,845 $17,029 Fidelity Asset Manager 30% Composite Index℠ $10,000 $10,673 $11,273 $11,662 $12,413 $13,360 $14,415 $12,493 $13,411 $15,558 $16,720 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 30% 7.47% 4.77% 5.47% Fidelity Asset Manager 30% Composite Index℠ 7.47% 4.59% 5.27% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721
Holdings Count | shares	30	30	30	30	30
Advisory Fees Paid, Amount	$ 8,987,296
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,034,467,721
Number of Holdings	30
Total Advisory Fee	$8,987,296
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.6 AAA 2.9 AA 0.7 A 2.6 BBB 7.5 BB 1.4 B 1.5 CCC,CC,C 0.4 D 0.0 Not Rated 2.8 Equities 43.9 Short-Term Investments and Net Other Assets (Liabilities) 7.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.6 AAA - 2.9 AA - 0.7 A - 2.6 BBB - 7.5 BB - 1.4 B - 1.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.8 Equities - 43.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.5 Equities 38.8 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.5 Equities - 38.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.9 Fidelity Low Duration Bond ETF 5.1 US Treasury Bonds 5.0 Fannie Mae Mortgage pass-thru certificates 1.8 Fidelity Enhanced Small Cap ETF 1.7 NVIDIA Corp 1.6 Freddie Mac Gold Pool 1.5 Microsoft Corp 1.4 Fidelity Blue Chip Growth ETF 1.4 Apple Inc 1.2 38.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 30% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class Z
Trading Symbol	FIKWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,501 $11,351 $12,537 $10,821 $11,480 $13,348 $14,338 Fidelity Asset Manager 30% Composite Index℠ $10,000 $10,650 $11,462 $12,368 $10,718 $11,506 $13,348 $14,346 Bloomberg U.S. Aggregate Bond Index $10,000 $11,027 $11,797 $11,692 $9,985 $10,049 $11,212 $11,535 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 7.41% 4.78% 5.28% Fidelity Asset Manager 30% Composite Index℠ 7.47% 4.59% 5.29% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 2.06% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721
Holdings Count | shares	30	30	30	30	30
Advisory Fees Paid, Amount	$ 8,987,296
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,034,467,721
Number of Holdings	30
Total Advisory Fee	$8,987,296
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.6 AAA 2.9 AA 0.7 A 2.6 BBB 7.5 BB 1.4 B 1.5 CCC,CC,C 0.4 D 0.0 Not Rated 2.8 Equities 43.9 Short-Term Investments and Net Other Assets (Liabilities) 7.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.6 AAA - 2.9 AA - 0.7 A - 2.6 BBB - 7.5 BB - 1.4 B - 1.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.8 Equities - 43.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.5 Equities 38.8 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.5 Equities - 38.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.9 Fidelity Low Duration Bond ETF 5.1 US Treasury Bonds 5.0 Fannie Mae Mortgage pass-thru certificates 1.8 Fidelity Enhanced Small Cap ETF 1.7 NVIDIA Corp 1.6 Freddie Mac Gold Pool 1.5 Microsoft Corp 1.4 Fidelity Blue Chip Growth ETF 1.4 Apple Inc 1.2 38.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 30% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class M
Trading Symbol	FTTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,357 $10,959 $11,296 $11,779 $12,661 $13,907 $11,933 $12,588 $14,551 $15,544 Fidelity Asset Manager 30% Composite Index℠ $10,000 $10,673 $11,273 $11,662 $12,413 $13,360 $14,415 $12,493 $13,411 $15,558 $16,720 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 3.09% 3.45% 4.51% Class M (without 3.50% sales charge) 6.83% 4.19% 4.88% Fidelity Asset Manager 30% Composite Index℠ 7.47% 4.59% 5.27% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721
Holdings Count | shares	30	30	30	30	30
Advisory Fees Paid, Amount	$ 8,987,296
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,034,467,721
Number of Holdings	30
Total Advisory Fee	$8,987,296
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.6 AAA 2.9 AA 0.7 A 2.6 BBB 7.5 BB 1.4 B 1.5 CCC,CC,C 0.4 D 0.0 Not Rated 2.8 Equities 43.9 Short-Term Investments and Net Other Assets (Liabilities) 7.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.6 AAA - 2.9 AA - 0.7 A - 2.6 BBB - 7.5 BB - 1.4 B - 1.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.8 Equities - 43.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.5 Equities 38.8 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.5 Equities - 38.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.9 Fidelity Low Duration Bond ETF 5.1 US Treasury Bonds 5.0 Fannie Mae Mortgage pass-thru certificates 1.8 Fidelity Enhanced Small Cap ETF 1.7 NVIDIA Corp 1.6 Freddie Mac Gold Pool 1.5 Microsoft Corp 1.4 Fidelity Blue Chip Growth ETF 1.4 Apple Inc 1.2 38.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 30% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class I
Trading Symbol	FTINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class I $10,000 $10,780 $11,461 $11,881 $12,451 $13,446 $14,846 $12,804 $13,585 $15,761 $16,934 Fidelity Asset Manager 30% Composite Index℠ $10,000 $10,673 $11,273 $11,662 $12,413 $13,360 $14,415 $12,493 $13,411 $15,558 $16,720 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 7.44% 4.72% 5.41% Fidelity Asset Manager 30% Composite Index℠ 7.47% 4.59% 5.27% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721
Holdings Count | shares	30	30	30	30	30
Advisory Fees Paid, Amount	$ 8,987,296
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,034,467,721
Number of Holdings	30
Total Advisory Fee	$8,987,296
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.6 AAA 2.9 AA 0.7 A 2.6 BBB 7.5 BB 1.4 B 1.5 CCC,CC,C 0.4 D 0.0 Not Rated 2.8 Equities 43.9 Short-Term Investments and Net Other Assets (Liabilities) 7.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.6 AAA - 2.9 AA - 0.7 A - 2.6 BBB - 7.5 BB - 1.4 B - 1.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.8 Equities - 43.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.5 Equities 38.8 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.5 Equities - 38.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.9 Fidelity Low Duration Bond ETF 5.1 US Treasury Bonds 5.0 Fannie Mae Mortgage pass-thru certificates 1.8 Fidelity Enhanced Small Cap ETF 1.7 NVIDIA Corp 1.6 Freddie Mac Gold Pool 1.5 Microsoft Corp 1.4 Fidelity Blue Chip Growth ETF 1.4 Apple Inc 1.2 38.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 30% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class C
Trading Symbol	FCANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 154	1.49%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class C $10,000 $10,685 $11,236 $11,527 $11,961 $12,798 $13,971 $11,928 $12,524 $14,508 $15,546 Fidelity Asset Manager 30% Composite Index℠ $10,000 $10,673 $11,273 $11,662 $12,413 $13,360 $14,415 $12,493 $13,411 $15,558 $16,720 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 5.39% 3.66% 4.51% Class C 6.39% 3.66% 4.51% Fidelity Asset Manager 30% Composite Index℠ 7.47% 4.59% 5.27% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721
Holdings Count | shares	30	30	30	30	30
Advisory Fees Paid, Amount	$ 8,987,296
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,034,467,721
Number of Holdings	30
Total Advisory Fee	$8,987,296
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.6 AAA 2.9 AA 0.7 A 2.6 BBB 7.5 BB 1.4 B 1.5 CCC,CC,C 0.4 D 0.0 Not Rated 2.8 Equities 43.9 Short-Term Investments and Net Other Assets (Liabilities) 7.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.6 AAA - 2.9 AA - 0.7 A - 2.6 BBB - 7.5 BB - 1.4 B - 1.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.8 Equities - 43.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.5 Equities 38.8 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.5 Equities - 38.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.9 Fidelity Low Duration Bond ETF 5.1 US Treasury Bonds 5.0 Fannie Mae Mortgage pass-thru certificates 1.8 Fidelity Enhanced Small Cap ETF 1.7 NVIDIA Corp 1.6 Freddie Mac Gold Pool 1.5 Microsoft Corp 1.4 Fidelity Blue Chip Growth ETF 1.4 Apple Inc 1.2 38.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 30% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class A
Trading Symbol	FTAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,143 $10,757 $11,123 $11,628 $12,538 $13,789 $11,874 $12,555 $14,544 $15,584 Fidelity Asset Manager 30% Composite Index℠ $10,000 $10,673 $11,273 $11,662 $12,413 $13,360 $14,415 $12,493 $13,411 $15,558 $16,720 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 0.99% 3.22% 4.54% Class A (without 5.75% sales charge) 7.15% 4.45% 5.16% Fidelity Asset Manager 30% Composite Index℠ 7.47% 4.59% 5.27% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721	$ 2,034,467,721
Holdings Count | shares	30	30	30	30	30
Advisory Fees Paid, Amount	$ 8,987,296
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,034,467,721
Number of Holdings	30
Total Advisory Fee	$8,987,296
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.6 AAA 2.9 AA 0.7 A 2.6 BBB 7.5 BB 1.4 B 1.5 CCC,CC,C 0.4 D 0.0 Not Rated 2.8 Equities 43.9 Short-Term Investments and Net Other Assets (Liabilities) 7.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.6 AAA - 2.9 AA - 0.7 A - 2.6 BBB - 7.5 BB - 1.4 B - 1.5 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.8 Equities - 43.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.5 Equities 38.8 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.5 Equities - 38.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.9 Fidelity Low Duration Bond ETF 5.1 US Treasury Bonds 5.0 Fannie Mae Mortgage pass-thru certificates 1.8 Fidelity Enhanced Small Cap ETF 1.7 NVIDIA Corp 1.6 Freddie Mac Gold Pool 1.5 Microsoft Corp 1.4 Fidelity Blue Chip Growth ETF 1.4 Apple Inc 1.2 38.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 20%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Asset Manager® 20%
Trading Symbol	FASIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 20%	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity Asset Manager® 20% $10,000 $10,658 $11,127 $11,425 $12,024 $12,780 $13,705 $12,141 $12,675 $14,416 $15,306 Fidelity Asset Manager 20% Composite Index℠ $10,000 $10,540 $10,945 $11,203 $11,923 $12,695 $13,340 $11,831 $12,517 $14,206 $15,088 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 20% 6.18% 3.67% 4.35% Fidelity Asset Manager 20% Composite Index℠ 6.20% 3.51% 4.20% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449
Holdings Count | shares	28	28	28	28	28
Advisory Fees Paid, Amount	$ 23,833,491
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,570,390,449
Number of Holdings	28
Total Advisory Fee	$23,833,491
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.6 AAA 2.9 AA 0.7 A 2.6 BBB 7.5 BB 1.3 B 1.6 CCC,CC,C 0.4 D 0.0 Not Rated 2.9 Equities 33.1 Short-Term Investments and Net Other Assets (Liabilities) 18.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.6 AAA - 2.9 AA - 0.7 A - 2.6 BBB - 7.5 BB - 1.3 B - 1.6 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.9 Equities - 33.1 Short-Term Investments and Net Other Assets (Liabilities) - 18.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.3 Equities 28.3 Short-Term Investments and Net Other Assets (Liabilities) 18.4 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.3 Equities - 28.3 Short-Term Investments and Net Other Assets (Liabilities) - 18.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.9 US Treasury Bonds 5.0 Fidelity Low Duration Bond ETF 4.8 Fannie Mae Mortgage pass-thru certificates 1.8 Freddie Mac Gold Pool 1.5 Ginnie Mae II Pool 1.2 Fidelity Enhanced Small Cap ETF 1.2 NVIDIA Corp 1.2 Fidelity Hedged Equity ETF 1.1 Microsoft Corp 1.1 36.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 20% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class Z
Trading Symbol	FIKVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,527 $11,201 $12,016 $10,640 $11,111 $12,650 $13,428 Fidelity Asset Manager 20% Composite Index℠ $10,000 $10,646 $11,335 $11,911 $10,564 $11,177 $12,685 $13,471 Bloomberg U.S. Aggregate Bond Index $10,000 $11,027 $11,797 $11,692 $9,985 $10,049 $11,212 $11,535 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 6.15% 3.69% 4.30% Fidelity Asset Manager 20% Composite Index℠ 6.20% 3.51% 4.35% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 2.06% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449
Holdings Count | shares	28	28	28	28	28
Advisory Fees Paid, Amount	$ 23,833,491
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,570,390,449
Number of Holdings	28
Total Advisory Fee	$23,833,491
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.6 AAA 2.9 AA 0.7 A 2.6 BBB 7.5 BB 1.3 B 1.6 CCC,CC,C 0.4 D 0.0 Not Rated 2.9 Equities 33.1 Short-Term Investments and Net Other Assets (Liabilities) 18.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.6 AAA - 2.9 AA - 0.7 A - 2.6 BBB - 7.5 BB - 1.3 B - 1.6 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.9 Equities - 33.1 Short-Term Investments and Net Other Assets (Liabilities) - 18.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.3 Equities 28.3 Short-Term Investments and Net Other Assets (Liabilities) 18.4 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.3 Equities - 28.3 Short-Term Investments and Net Other Assets (Liabilities) - 18.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.9 US Treasury Bonds 5.0 Fidelity Low Duration Bond ETF 4.8 Fannie Mae Mortgage pass-thru certificates 1.8 Freddie Mac Gold Pool 1.5 Ginnie Mae II Pool 1.2 Fidelity Enhanced Small Cap ETF 1.2 NVIDIA Corp 1.2 Fidelity Hedged Equity ETF 1.1 Microsoft Corp 1.1 36.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 20% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class M
Trading Symbol	FTDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,222 $10,611 $10,834 $11,330 $11,986 $12,776 $11,251 $11,683 $13,221 $13,959 Fidelity Asset Manager 20% Composite Index℠ $10,000 $10,540 $10,945 $11,203 $11,923 $12,695 $13,340 $11,831 $12,517 $14,206 $15,088 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.89% 2.36% 3.39% Class M (without 3.50% sales charge) 5.58% 3.09% 3.76% Fidelity Asset Manager 20% Composite Index℠ 6.20% 3.51% 4.20% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449
Holdings Count | shares	28	28	28	28	28
Advisory Fees Paid, Amount	$ 23,833,491
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,570,390,449
Number of Holdings	28
Total Advisory Fee	$23,833,491
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.6 AAA 2.9 AA 0.7 A 2.6 BBB 7.5 BB 1.3 B 1.6 CCC,CC,C 0.4 D 0.0 Not Rated 2.9 Equities 33.1 Short-Term Investments and Net Other Assets (Liabilities) 18.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.6 AAA - 2.9 AA - 0.7 A - 2.6 BBB - 7.5 BB - 1.3 B - 1.6 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.9 Equities - 33.1 Short-Term Investments and Net Other Assets (Liabilities) - 18.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.3 Equities 28.3 Short-Term Investments and Net Other Assets (Liabilities) 18.4 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.3 Equities - 28.3 Short-Term Investments and Net Other Assets (Liabilities) - 18.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.9 US Treasury Bonds 5.0 Fidelity Low Duration Bond ETF 4.8 Fannie Mae Mortgage pass-thru certificates 1.8 Freddie Mac Gold Pool 1.5 Ginnie Mae II Pool 1.2 Fidelity Enhanced Small Cap ETF 1.2 NVIDIA Corp 1.2 Fidelity Hedged Equity ETF 1.1 Microsoft Corp 1.1 36.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 20% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class I
Trading Symbol	FTIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class I $10,000 $10,656 $11,120 $11,406 $11,996 $12,747 $13,662 $12,095 $12,619 $14,355 $15,236 Fidelity Asset Manager 20% Composite Index℠ $10,000 $10,540 $10,945 $11,203 $11,923 $12,695 $13,340 $11,831 $12,517 $14,206 $15,088 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 6.14% 3.63% 4.30% Fidelity Asset Manager 20% Composite Index℠ 6.20% 3.51% 4.20% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449
Holdings Count | shares	28	28	28	28	28
Advisory Fees Paid, Amount	$ 23,833,491
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,570,390,449
Number of Holdings	28
Total Advisory Fee	$23,833,491
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.6 AAA 2.9 AA 0.7 A 2.6 BBB 7.5 BB 1.3 B 1.6 CCC,CC,C 0.4 D 0.0 Not Rated 2.9 Equities 33.1 Short-Term Investments and Net Other Assets (Liabilities) 18.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.6 AAA - 2.9 AA - 0.7 A - 2.6 BBB - 7.5 BB - 1.3 B - 1.6 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.9 Equities - 33.1 Short-Term Investments and Net Other Assets (Liabilities) - 18.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.3 Equities 28.3 Short-Term Investments and Net Other Assets (Liabilities) 18.4 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.3 Equities - 28.3 Short-Term Investments and Net Other Assets (Liabilities) - 18.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.9 US Treasury Bonds 5.0 Fidelity Low Duration Bond ETF 4.8 Fannie Mae Mortgage pass-thru certificates 1.8 Freddie Mac Gold Pool 1.5 Ginnie Mae II Pool 1.2 Fidelity Enhanced Small Cap ETF 1.2 NVIDIA Corp 1.2 Fidelity Hedged Equity ETF 1.1 Microsoft Corp 1.1 36.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 20% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class C
Trading Symbol	FTCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.48%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class C $10,000 $10,549 $10,892 $11,065 $11,514 $12,116 $12,855 $11,260 $11,637 $13,198 $13,969 Fidelity Asset Manager 20% Composite Index℠ $10,000 $10,540 $10,945 $11,203 $11,923 $12,695 $13,340 $11,831 $12,517 $14,206 $15,088 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 4.09% 2.58% 3.40% Class C 5.09% 2.58% 3.40% Fidelity Asset Manager 20% Composite Index℠ 6.20% 3.51% 4.20% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449
Holdings Count | shares	28	28	28	28	28
Advisory Fees Paid, Amount	$ 23,833,491
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,570,390,449
Number of Holdings	28
Total Advisory Fee	$23,833,491
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.6 AAA 2.9 AA 0.7 A 2.6 BBB 7.5 BB 1.3 B 1.6 CCC,CC,C 0.4 D 0.0 Not Rated 2.9 Equities 33.1 Short-Term Investments and Net Other Assets (Liabilities) 18.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.6 AAA - 2.9 AA - 0.7 A - 2.6 BBB - 7.5 BB - 1.3 B - 1.6 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.9 Equities - 33.1 Short-Term Investments and Net Other Assets (Liabilities) - 18.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.3 Equities 28.3 Short-Term Investments and Net Other Assets (Liabilities) 18.4 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.3 Equities - 28.3 Short-Term Investments and Net Other Assets (Liabilities) - 18.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.9 US Treasury Bonds 5.0 Fidelity Low Duration Bond ETF 4.8 Fannie Mae Mortgage pass-thru certificates 1.8 Freddie Mac Gold Pool 1.5 Ginnie Mae II Pool 1.2 Fidelity Enhanced Small Cap ETF 1.2 NVIDIA Corp 1.2 Fidelity Hedged Equity ETF 1.1 Microsoft Corp 1.1 36.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 20% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class A
Trading Symbol	FTAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,008 $10,416 $10,662 $11,179 $11,854 $12,673 $11,190 $11,645 $13,207 $13,979 Fidelity Asset Manager 20% Composite Index℠ $10,000 $10,540 $10,945 $11,203 $11,923 $12,695 $13,340 $11,831 $12,517 $14,206 $15,088 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.24% 2.14% 3.41% Class A (without 5.75% sales charge) 5.84% 3.35% 4.02% Fidelity Asset Manager 20% Composite Index℠ 6.20% 3.51% 4.20% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449	$ 5,570,390,449
Holdings Count | shares	28	28	28	28	28
Advisory Fees Paid, Amount	$ 23,833,491
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,570,390,449
Number of Holdings	28
Total Advisory Fee	$23,833,491
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.6 AAA 2.9 AA 0.7 A 2.6 BBB 7.5 BB 1.3 B 1.6 CCC,CC,C 0.4 D 0.0 Not Rated 2.9 Equities 33.1 Short-Term Investments and Net Other Assets (Liabilities) 18.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.6 AAA - 2.9 AA - 0.7 A - 2.6 BBB - 7.5 BB - 1.3 B - 1.6 CCC,CC,C - 0.4 D - 0.0 Not Rated - 2.9 Equities - 33.1 Short-Term Investments and Net Other Assets (Liabilities) - 18.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.3 Equities 28.3 Short-Term Investments and Net Other Assets (Liabilities) 18.4 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.3 Equities - 28.3 Short-Term Investments and Net Other Assets (Liabilities) - 18.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.9 US Treasury Bonds 5.0 Fidelity Low Duration Bond ETF 4.8 Fannie Mae Mortgage pass-thru certificates 1.8 Freddie Mac Gold Pool 1.5 Ginnie Mae II Pool 1.2 Fidelity Enhanced Small Cap ETF 1.2 NVIDIA Corp 1.2 Fidelity Hedged Equity ETF 1.1 Microsoft Corp 1.1 36.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
50% Allocation Fund
Shareholder Report [Line Items]
Fund Name	50% Allocation Fund
Class Name	50% Allocation Fund
Trading Symbol	FRYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about 50% Allocation Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
50% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 17.46%, driven higher by the growth-oriented communication services (+35%) and information technology (+29%) and sectors. Financials (+21%) and consumer discretionary (+18%) stocks also fared well, outpacing the broader index. On the other hand, more defensively-oriented segments of the equity market, including health care (-6%) and real estate (-2%) notably underperformed, along with materials (-1%) and consumer staples (+0.5%).
•Outside the U.S., stock market performance, on the whole, was quite strong, as measured by the 16.61% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in Canada (+25%), the U.K. (+18%) and Japan (+17%) led the way. Stock markets in the Europe ex U.K. (+15%) region were noteworthy as well, especially Germany (+26%) in terms of the more sizable index components. In contrast, Asia Pacific Ex Japan (+11%) lagged by comparison, largely due to the relatively poor-performing Australian market (+3%). In Europe, Switzerland (+9%) was another underperformer.
•Emerging-markets (+18%) also produced robust returns , particularly China and Taiwan (+31% each) - whereas on the other end of the spectrum, India (-11%) and Saudi Arabia (+1%) were unable to keep pace.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index was up a more modest 2.88%. Short-term (3 to 6 months) U.S. Treasurys handily topped their long-term (10+ years) counterparts. Meanwhile, investment-grade corporate bonds outpaced the broader index, as did commercial mortgage-backed securities and government agency bonds. Short-term bonds (+4.12%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index, performed a bit better.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 9, 2022 through September 30, 2025. Initial investment of $10,000. 50% Allocation Fund $10,000 $8,319 $9,202 $11,149 Balanced Allocation Composite Index℠ $10,000 $8,326 $9,211 $11,165 S&P 500® Index $10,000 $7,900 $9,608 $13,101 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A 50% Allocation Fund 10.20% 5.82% Balanced Allocation Composite Index℠ 10.18% 5.86% S&P 500® Index 17.60% 12.60% A From February 9, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,244,061	$ 1,244,061	$ 1,244,061	$ 1,244,061	$ 1,244,061
Holdings Count | shares	4	4	4	4	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,244,061
Number of Holdings	4
Total Advisory Fee	$0
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 39.8 Domestic Equity Funds 35.2 International Equity Funds 15.1 Short-Term Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.8 Domestic Equity Funds - 35.2 International Equity Funds - 15.1 Short-Term Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Bond Index Fund 39.8 Fidelity Total Market Index Fund 35.2 Fidelity Total International Index Fund 15.1 Fidelity Short-Term Bond Index Fund 9.9 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Balanced Allocation Fund to 50% Allocation Fund during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Balanced Allocation Fund to 50% Allocation Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
85% Allocation Fund
Shareholder Report [Line Items]
Fund Name	85% Allocation Fund
Class Name	85% Allocation Fund
Trading Symbol	FRAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about 85% Allocation Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
85% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 17.46%, driven higher by the growth-oriented communication services (+35%) and information technology (+29%) and sectors. Financials (+21%) and consumer discretionary (+18%) stocks also fared well, outpacing the broader index. On the other hand, more defensively-oriented segments of the equity market, including health care (-6%) and real estate (-2%) notably underperformed, along with materials (-1%) and consumer staples (+0.5%).
•Outside the U.S., stock market performance, on the whole, was quite strong, as measured by the 16.61% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in Canada (+25%), the U.K. (+18%) and Japan (+17%) led the way. Stock markets in the Europe ex U.K. (+15%) region were noteworthy as well, especially Germany (+26%) in terms of the more sizable index components. In contrast, Asia Pacific Ex Japan (+11%) lagged by comparison, largely due to the relatively poor-performing Australian market (+3%). In Europe, Switzerland (+9%) was another underperformer.
•Emerging-markets (+18%) also produced robust returns , particularly China and Taiwan (+31% each) - whereas on the other end of the spectrum, India (-11%) and Saudi Arabia (+1%) were unable to keep pace.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index was up a more modest 2.88%. Short-term (3 to 6 months) U.S. Treasurys handily topped their long-term (10+ years) counterparts. Meanwhile, investment-grade corporate bonds outpaced the broader index, as did commercial mortgage-backed securities and government agency bonds. Short-term bonds (+4.12%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index, performed a bit better.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 9, 2022 through September 30, 2025. Initial investment of $10,000. 85% Allocation Fund $10,000 $7,870 $9,246 $11,922 Aggressive Growth Allocation Composite Index℠ $10,000 $7,878 $9,257 $11,942 S&P 500® Index $10,000 $7,900 $9,608 $13,101 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A 85% Allocation Fund 15.32% 9.14% Aggressive Growth Allocation Composite Index℠ 15.17% 9.15% S&P 500® Index 17.60% 12.60% A From February 9, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,917,398	$ 1,917,398	$ 1,917,398	$ 1,917,398	$ 1,917,398
Holdings Count | shares	3	3	3	3	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,917,398
Number of Holdings	3
Total Advisory Fee	$0
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 60.1 International Equity Funds 25.1 Bond Funds 14.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 60.1 International Equity Funds - 25.1 Bond Funds - 14.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Total Market Index Fund 60.1 Fidelity Total International Index Fund 25.1 Fidelity U.S. Bond Index Fund 14.8 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Aggressive Growth Allocation Fund to 85% Allocation Fund during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Aggressive Growth Allocation Fund to 85% Allocation Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec